JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS—38.8%
U.S. Treasury Bonds
7.63%, 11/15/2022	6,454,000	6,909,310
7.50%, 11/15/2024	4,598,000	5,496,406
6.88%, 8/15/2025	638,000	774,273
6.63%, 2/15/2027	1,950,000	2,483,660
6.38%, 8/15/2027	4,000,000	5,132,813
6.13%, 11/15/2027	2,819,000	3,607,439
5.25%, 11/15/2028	2,000,000	2,519,062
6.13%, 8/15/2029	2,100,000	2,834,016
5.38%, 2/15/2031	3,169,000	4,265,771
4.50%, 2/15/2036	3,204,000	4,472,584
4.75%, 2/15/2037	206,000	296,930
5.00%, 5/15/2037	4,740,000	7,007,794
4.50%, 5/15/2038	1,209,000	1,716,024
3.50%, 2/15/2039	4,178,000	5,316,505
4.25%, 5/15/2039	10,000	13,897
4.50%, 8/15/2039	996,000	1,426,303
4.38%, 11/15/2039	356,000	502,739
4.63%, 2/15/2040	2,621,000	3,813,555
1.13%, 5/15/2040	8,665,000	7,684,772
4.38%, 5/15/2040	679,000	963,119
1.13%, 8/15/2040	276,000	244,087
1.38%, 11/15/2040	1,480,400	1,365,206
1.88%, 2/15/2041	6,916,000	6,937,613
1.75%, 8/15/2041	240,000	235,612
3.13%, 2/15/2042	1,963,000	2,394,247
2.50%, 2/15/2045	3,384,000	3,790,609
3.00%, 5/15/2045	38,000	46,318
2.50%, 5/15/2046	10,713,000	12,088,951
2.25%, 8/15/2046	1,749,000	1,888,920
3.00%, 2/15/2047	164,000	203,001
3.00%, 2/15/2049	1,782,000	2,246,712
2.25%, 8/15/2049	2,615,000	2,874,866
2.38%, 11/15/2049	3,468,000	3,916,131
1.25%, 5/15/2050	20,814,400	18,202,843
1.38%, 8/15/2050	5,639,000	5,088,316
1.63%, 11/15/2050	39,000	37,397
1.88%, 11/15/2051	23,000	23,453
U.S. Treasury Notes
2.25%, 4/15/2022	1,609,000	1,621,822
0.13%, 4/30/2022	1,000,000	1,000,078
0.13%, 6/30/2022	1,112,000	1,112,087
0.13%, 7/31/2022	1,074,000	1,073,958
1.50%, 9/15/2022	804,000	812,323
0.13%, 9/30/2022	9,133,000	9,127,649
1.38%, 10/15/2022	50,000	50,504
0.13%, 11/30/2022	1,482,000	1,480,147
0.13%, 12/31/2022	1,025,000	1,023,358
0.13%, 1/31/2023	957,000	954,869
0.13%, 2/28/2023	524,000	522,608

Investments	Principal Amount ($)	Value ($)
0.13%, 4/30/2023	4,731,000	4,713,259
0.25%, 6/15/2023	6,853,000	6,835,600
1.25%, 7/31/2023	1,541,000	1,561,587
0.13%, 8/15/2023	1,000,000	994,141
1.38%, 8/31/2023	360,000	365,541
1.38%, 9/30/2023	15,802,000	16,053,844
0.25%, 11/15/2023	27,506,000	27,346,981
2.88%, 11/30/2023	2,077,000	2,172,493
2.25%, 12/31/2023	60,000	62,053
2.63%, 12/31/2023	621,000	647,053
2.25%, 1/31/2024	10,000	10,351
2.50%, 1/31/2024	3,600,000	3,745,406
2.13%, 2/29/2024	10,000	10,330
2.38%, 2/29/2024	3,723,000	3,866,103
2.13%, 3/31/2024	40,000	41,341
2.50%, 5/15/2024	100,000	104,359
2.00%, 5/31/2024	3,850,000	3,972,418
1.75%, 6/30/2024	1,967,000	2,017,712
1.75%, 7/31/2024	10,000	10,266
2.38%, 8/15/2024	2,800,000	2,919,656
1.25%, 8/31/2024	3,403,000	3,446,335
1.88%, 8/31/2024	259,000	266,669
0.38%, 9/15/2024	774,000	765,232
1.50%, 9/30/2024	100,000	101,937
1.50%, 10/31/2024	993,000	1,012,162
1.50%, 11/30/2024	8,182,000	8,339,887
1.38%, 1/31/2025	723,000	733,901
2.50%, 1/31/2025	450,000	472,535
2.00%, 2/15/2025	530,000	548,219
1.13%, 2/28/2025	1,153,000	1,160,747
0.50%, 3/31/2025	10,632,000	10,483,318
0.38%, 4/30/2025	497,000	487,332
0.25%, 5/31/2025	103,300	100,718
2.88%, 5/31/2025	12,000,000	12,788,438
0.25%, 6/30/2025	1,802,000	1,755,542
0.25%, 7/31/2025	1,665,000	1,619,863
2.00%, 8/15/2025	600,000	621,797
0.25%, 8/31/2025	964,000	936,737
0.25%, 9/30/2025	1,635,000	1,587,994
0.25%, 10/31/2025	14,126,000	13,695,598
2.25%, 11/15/2025	530,000	554,678
0.38%, 11/30/2025	1,690,000	1,644,317
0.38%, 12/31/2025	89,000	86,525
2.63%, 12/31/2025	3,319,000	3,527,215
0.38%, 1/31/2026	5,394,000	5,237,658
1.63%, 2/15/2026	516,000	527,449
0.50%, 2/28/2026	23,440,000	22,861,325
2.50%, 2/28/2026	136,000	143,979
2.13%, 5/31/2026	200,000	208,875
0.63%, 7/31/2026	3,261,000	3,185,589
1.50%, 8/15/2026	507,000	515,556
1.38%, 8/31/2026	398,000	402,509
1.63%, 10/31/2026	3,033,000	3,103,612

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
1.63%, 11/30/2026	133,000	136,159
1.75%, 12/31/2026	2,528,000	2,603,840
2.25%, 2/15/2027	1,300,000	1,370,180
0.50%, 4/30/2027	800	771
0.38%, 7/31/2027	9,332,000	8,904,040
2.25%, 8/15/2027	2,000,000	2,110,156
0.50%, 8/31/2027	42,000	40,267
0.50%, 10/31/2027	4,776,000	4,567,423
2.25%, 11/15/2027	400,000	422,656
0.63%, 11/30/2027	3,717,000	3,577,612
0.63%, 12/31/2027	1,227,000	1,179,837
0.75%, 1/31/2028	8,768,000	8,485,095
1.13%, 2/29/2028	2,001,000	1,982,241
2.88%, 5/15/2028	400,000	438,562
2.88%, 8/15/2028	800,000	879,000
1.13%, 8/31/2028	1,949,000	1,919,765
1.25%, 9/30/2028	7,838,000	7,780,440
1.38%, 10/31/2028	1,551,000	1,551,727
1.50%, 11/30/2028	2,252,000	2,271,705
1.63%, 8/15/2029	5,982,000	6,099,771
1.75%, 11/15/2029	16,517,000	17,002,187
1.50%, 2/15/2030	2,176,000	2,196,400
0.63%, 5/15/2030	3,403,000	3,194,566

TOTAL U.S. TREASURY OBLIGATIONS (Cost $407,589,710)		406,689,799

MORTGAGE-BACKED SECURITIES—27.3%
FHLMC Gold Pools, 15 Year
Pool # G14541, 2.50%,8/1/2022	3,073	3,186
Pool # J10548, 4.00%, 8/1/2024	21,468	22,676
Pool # J15449, 4.00%, 5/1/2026	95,556	101,245
Pool # G14781, 3.50%, 3/1/2027	53,562	56,662
Pool # G15201, 4.00%, 5/1/2027	20,173	21,312
Pool # J20129, 2.50%, 8/1/2027	88,063	91,741
Pool # G15438, 4.00%, 9/1/2027	16,093	17,006
Pool # G15602, 2.50%, 11/1/2027	65,865	68,336
Pool # E09028, 2.00%, 3/1/2028	100,829	103,807
Pool # J23362, 2.00%, 4/1/2028	97,713	100,600
Pool # G18466, 2.00%, 5/1/2028	14,333	14,756

Investments	Principal Amount ($)	Value ($)
Pool # G18465, 2.50%, 5/1/2028	27,535	28,692
Pool # G15601, 2.50%, 1/1/2029	62,664	64,992
Pool # G14957, 3.50%, 1/1/2029	128,623	136,903
Pool # G16570, 4.00%, 7/1/2029	14,336	15,142
Pool # G18540, 2.50%, 2/1/2030	35,364	36,850
Pool # G18556, 2.50%, 6/1/2030	44,541	46,416
Pool # V60840, 3.00%, 6/1/2030	11,938	12,603
Pool # G16622, 3.00%, 11/1/2030	44,576	46,893
Pool # G16019, 3.50%, 12/1/2030	21,688	22,944
Pool # G16044, 2.50%, 1/1/2032	120,800	125,830
Pool # J36524, 3.00%, 3/1/2032	131,241	138,113
Pool # J36660, 3.00%, 3/1/2032	59,836	62,755
Pool # J38270, 2.50%, 1/1/2033	358,214	373,253
Pool # G16568, 2.50%, 4/1/2033	155,462	161,472
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	87,896	97,127
Pool # A30892, 5.00%, 1/1/2035	66,343	74,259
Pool # A39210, 5.50%, 10/1/2035	33,792	39,013
Pool # V83754, 5.50%, 1/1/2036	42,293	48,359
Pool # A82255, 5.50%, 9/1/2036	116,066	128,912
Pool # G03381, 5.50%, 9/1/2037	29,763	34,309
Pool # A89760, 4.50%, 12/1/2039	24,554	27,197
Pool # A92197, 5.00%, 5/1/2040	75,805	86,457
Pool # G06856, 6.00%, 5/1/2040	4,971	5,821
Pool # A93359, 4.00%, 8/1/2040	3,761	4,012
Pool # G06222, 4.00%, 1/1/2041	237,413	260,449
Pool # G07794, 5.50%, 6/1/2041	12,716	14,731

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # Q03516, 4.50%, 9/1/2041	29,090	32,287
Pool # Q04088, 3.50%, 10/1/2041	25,463	27,404
Pool # Q04688, 4.00%, 11/1/2041	3,769	4,160
Pool # G08477, 3.50%, 2/1/2042	9,257	9,963
Pool # Q06771, 3.00%, 3/1/2042	41,990	44,460
Pool # C03858, 3.50%, 4/1/2042	115,710	124,993
Pool # Q08646, 3.50%, 6/1/2042	28,053	30,180
Pool # G60737, 4.50%, 8/1/2042	122,736	136,615
Pool # Q11220, 3.50%, 9/1/2042	100,905	108,596
Pool # Q13477, 3.00%, 12/1/2042	137,230	145,407
Pool # Q14321, 3.00%, 12/1/2042	32,844	34,814
Pool # C04420, 3.00%, 1/1/2043	202,495	214,716
Pool # Q14694, 3.00%, 1/1/2043	1,518,924	1,611,659
Pool # G61723, 3.50%, 1/1/2043	82,084	89,270
Pool # C09031, 2.50%, 2/1/2043	108,481	112,376
Pool # V80026, 3.00%, 4/1/2043	59,083	62,627
Pool # Q17374, 4.00%, 4/1/2043	107,338	119,349
Pool # G62033, 4.00%, 11/1/2043	160,741	176,254
Pool # Z40090, 4.50%, 9/1/2044	37,883	41,846
Pool # G61769, 4.50%, 12/1/2044	82,029	90,959
Pool # G61617, 4.50%, 1/1/2045	27,506	30,819
Pool # G08651, 4.00%, 6/1/2045	125,633	137,318
Pool # G08653, 3.00%, 7/1/2045	56,733	59,816
Pool # Q35223, 4.00%, 8/1/2045	14,423	15,641
Pool # G60238, 3.50%, 10/1/2045	826,245	887,802
Pool # G60506, 3.50%, 4/1/2046	47,194	50,579

Investments	Principal Amount ($)	Value ($)
Pool # G08710, 3.00%, 6/1/2046	39,598	41,609
Pool # Q41024, 3.00%, 6/1/2046	619,891	655,702
Pool # G08724, 2.50%, 9/1/2046	14,036	14,486
Pool # G61070, 3.00%, 9/1/2046	521,888	552,974
Pool # G61730, 3.00%, 9/1/2046	150,799	159,748
Pool # G61235, 4.50%, 9/1/2046	29,663	32,767
Pool # G08736, 2.50%, 12/1/2046	14,530	14,998
Pool # Q45872, 3.00%, 1/1/2047	415,039	435,037
Pool # G08747, 3.00%, 2/1/2047	197,552	208,998
Pool # G61623, 3.00%, 4/1/2047	28,771	30,293
Pool # G60985, 3.00%, 5/1/2047	107,346	113,574
Pool # G60996, 3.50%, 5/1/2047	9,179	9,821
Pool # Q47884, 4.00%, 5/1/2047	27,938	30,163
Pool # V83233, 4.00%, 6/1/2047	123,740	134,239
Pool # Q49796, 3.50%, 8/1/2047	128,521	137,883
Pool # G08775, 4.00%, 8/1/2047	43,345	46,287
Pool # Q50152, 4.00%, 8/1/2047	104,543	112,469
Pool # Q51268, 3.50%, 10/1/2047	60,581	64,019
Pool # G08787, 3.00%, 11/1/2047	353,316	368,279
Pool # G61681, 3.00%, 12/1/2047	8,153	8,517
Pool # Q52866, 3.00%, 12/1/2047	27,059	28,630
Pool # G08793, 4.00%, 12/1/2047	39,333	42,162
Pool # Q53751, 3.50%, 1/1/2048	107,407	113,304
Pool # G08812, 3.00%, 4/1/2048	13,094	13,685
Pool # G61866, 4.00%, 6/1/2048	29,317	32,147
Pool # G61607, 4.50%, 9/1/2048	139,545	153,524

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # G08842, 4.00%, 10/1/2048	17,129	18,231
Pool # G61885, 4.50%, 11/1/2048	35,375	38,119
Pool # G08862, 4.00%, 2/1/2049	28,403	30,265
Pool # Q61487, 4.00%, 2/1/2049	44,751	48,480
Pool # G08876, 3.50%, 5/1/2049	52,481	55,136
FHLMC UMBS, 15 Year
Pool # ZS5890, 4.00%, 7/1/2024	138,702	146,610
Pool # ZK2080, 4.00%, 1/1/2025	45,743	48,324
Pool # ZA2587, 4.00%, 9/1/2025	12,033	12,714
Pool # ZK2723, 3.50%, 11/1/2025	21,947	23,198
Pool # ZK3540, 3.00%, 9/1/2026	93,813	98,458
Pool # ZS8460, 3.00%, 4/1/2027	23,627	24,798
Pool # SB0031, 3.50%, 10/1/2027	40,738	43,047
Pool # ZS6674, 2.50%, 4/1/2028	478,023	498,415
Pool # ZS7140, 2.00%, 1/1/2029	256,464	263,891
Pool # ZS7751, 3.00%, 1/1/2029	146,109	153,854
Pool # SB0071, 2.50%, 5/1/2030	36,838	38,352
Pool # ZS7331, 3.00%, 12/1/2030	33,017	34,841
Pool # ZS7888, 2.50%, 10/1/2032	368,270	384,963
Pool # ZK9070, 3.00%, 11/1/2032	823,091	867,488
Pool # ZS7938, 2.50%, 1/1/2033	88,727	93,074
Pool # SB0256, 4.00%, 11/1/2033	121,211	128,015
Pool # SB0077, 3.50%, 10/1/2034	67,946	72,094
Pool # QN1148, 2.50%, 12/1/2034	84,848	88,988
Pool # SB8031, 2.50%, 2/1/2035	184,926	191,717
Pool # SB0302, 3.00%, 4/1/2035	654,831	698,529
Pool # QN2407, 2.00%, 6/1/2035	150,596	154,526

Investments	Principal Amount ($)	Value ($)
Pool # SB8500, 2.50%, 7/1/2035	458,798	479,548
Pool # SB0424, 2.00%, 10/1/2035	1,039,224	1,069,700
Pool # RC1712, 1.50%, 12/1/2035	1,357,902	1,368,311
Pool # SB8090, 2.50%, 2/1/2036	1,270,917	1,320,412
Pool # QN6095, 2.00%, 5/1/2036	194,895	199,981
Pool # QN6718, 2.00%, 6/1/2036	340,963	349,861
Pool # QN7057, 2.00%, 7/1/2036	195,488	200,590
Pool # SB8111, 2.00%, 7/1/2036	190,244	195,209
Pool # QN8347, 1.50%, 10/1/2036	399,717	402,042
Pool # SB8127, 1.50%, 11/1/2036	395,208	397,510
Pool # SB0570, 2.00%, 11/1/2036	396,225	408,229
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	92,038	97,531
Pool # ZJ9491, 3.50%, 12/1/2032	22,279	23,722
Pool # ZS9164, 3.00%, 9/1/2033	544,556	577,013
Pool # SC0107, 3.50%, 11/1/2034	1,279,798	1,380,292
Pool # ZA2463, 3.50%, 6/1/2037	40,682	43,303
Pool # RB5026, 2.50%, 11/1/2039	45,915	47,408
Pool # QK0157, 2.50%, 1/1/2040	16,870	17,311
Pool # RB5032, 2.50%, 2/1/2040	38,043	39,296
Pool # RB5037, 2.50%, 3/1/2040	124,437	128,465
Pool # RB5043, 2.50%, 4/1/2040	51,479	53,230
Pool # RB5048, 2.50%, 5/1/2040	106,935	110,557
Pool # SC0131, 1.50%, 3/1/2041	239,182	235,121
Pool # SC0134, 1.50%, 3/1/2041	237,366	233,336
Pool # RB5117, 1.50%, 7/1/2041	679,252	669,399

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	41,688	47,670
Pool # ZS2546, 5.00%, 2/1/2039	23,028	26,249
Pool # ZJ0449, 4.00%, 9/1/2040	26,128	28,606
Pool # ZL3548, 3.50%, 8/1/2042	108,443	116,308
Pool # ZA4209, 3.00%, 4/1/2043	915,482	966,040
Pool # ZS3712, 3.50%, 4/1/2043	188,797	205,339
Pool # ZS4077, 3.50%, 1/1/2044	26,020	28,018
Pool # ZS4592, 4.00%, 11/1/2044	186,407	203,948
Pool # ZS4609, 3.00%, 4/1/2045	46,990	49,480
Pool # ZS9618, 3.50%, 3/1/2046	571,797	613,801
Pool # SD0146, 3.00%, 11/1/2046	158,468	166,317
Pool # ZM2209, 3.50%, 12/1/2046	335,739	356,154
Pool # SD0388, 3.50%, 6/1/2047	565,370	608,782
Pool # ZS4729, 3.00%, 8/1/2047	369,189	388,573
Pool # ZM4635, 4.00%, 11/1/2047	532,139	573,141
Pool # SD0225, 3.00%, 12/1/2047	713,378	750,607
Pool # ZT0534, 3.50%, 12/1/2047	374,003	401,158
Pool # ZS4750, 3.00%, 1/1/2048	29,846	31,123
Pool # SD0343, 3.00%, 3/1/2048	957,392	1,020,415
Pool # SI2002, 4.00%, 3/1/2048	685,276	733,602
Pool # ZM6887, 3.00%, 5/1/2048	60,073	62,564
Pool # ZM7669, 3.50%, 8/1/2048	91,329	98,244
Pool # ZN4476, 3.50%, 12/1/2048	361,031	381,108
Pool # ZA6286, 4.00%, 2/1/2049	173,995	187,027
Pool # ZT1776, 3.50%, 3/1/2049	31,854	33,455
Pool # ZN5087, 4.00%, 4/1/2049	154,770	166,333

Investments	Principal Amount ($)	Value ($)
Pool # ZT1864, 4.00%, 4/1/2049	4,531	4,824
Pool # ZT1951, 3.50%, 5/1/2049	10,465	10,991
Pool # ZT1952, 4.00%, 5/1/2049	73,195	77,876
Pool # QA4907, 3.00%, 6/1/2049	169,498	178,383
Pool # ZT2086, 3.50%, 6/1/2049	58,812	61,773
Pool # SD7502, 3.50%, 7/1/2049	162,381	172,945
Pool # SD8001, 3.50%, 7/1/2049	20,614	21,651
Pool # SD7501, 4.00%, 7/1/2049	100,367	108,835
Pool # QA1997, 3.00%, 8/1/2049	23,540	24,500
Pool # RA1202, 3.50%, 8/1/2049	538,542	572,529
Pool # SD8005, 3.50%, 8/1/2049	73,189	76,870
Pool # SD8006, 4.00%, 8/1/2049	49,214	52,366
Pool # SD8023, 2.50%, 11/1/2049	10,322	10,592
Pool # QA4509, 3.00%, 11/1/2049	515,476	537,110
Pool # SD8025, 3.50%, 11/1/2049	216,499	227,390
Pool # SD8029, 2.50%, 12/1/2049	194,073	199,150
Pool # RA1878, 3.50%, 12/1/2049	176,732	185,603
Pool # SD8037, 2.50%, 1/1/2050	512,560	525,968
Pool # QA7416, 3.00%, 2/1/2050	427,370	445,311
Pool # QA7554, 3.00%, 2/1/2050	2,001,750	2,112,304
Pool # RA2116, 3.00%, 2/1/2050	726,652	764,745
Pool # SD0303, 2.50%, 4/1/2050	842,854	866,975
Pool # QA9653, 3.50%, 5/1/2050	76,523	80,358
Pool # SD8080, 2.00%, 6/1/2050	71,322	71,426
Pool # QB1691, 2.00%, 7/1/2050	952,365	953,760
Pool # SD8089, 2.50%, 7/1/2050	2,025,280	2,078,260

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # SD8083, 2.50%,8/1/2050	1,490,596	1,529,589
Pool # RA3727, 2.00%,10/1/2050	2,374,385	2,382,367
Pool # SD8104, 1.50%,11/1/2050	1,374,051	1,329,468
Pool # RA4197, 2.50%,12/1/2050	653,090	670,174
Pool # RA4349, 2.50%,1/1/2051	426,961	438,130
Pool # QB8583, 1.50%,2/1/2051	1,344,428	1,300,721
Pool # RA4530, 2.50%,2/1/2051	579,941	600,862
Pool # SD8129, 2.50%,2/1/2051	824,106	845,664
Pool # SD8140, 2.00%,4/1/2051	453,803	454,468
Pool # SD8142, 3.00%,4/1/2051	1,374,060	1,427,049
Pool # SD8145, 1.50%,5/1/2051	1,156,483	1,118,891
Pool # QC2565, 2.00%,6/1/2051	1,922,471	1,925,290
Pool # QC3259, 2.00%,6/1/2051	1,741,796	1,758,385
Pool # SD8158, 3.50%, 6/1/2051	452,561	477,162
Pool # SD8155, 2.00%,7/1/2051	1,462,586	1,464,730
Pool # SD8156, 2.50%,7/1/2051	724,262	743,208
Pool # QC5125, 2.00%,8/1/2051	295,410	295,843
Pool # QC6057, 2.50%,8/1/2051	295,194	302,916
Pool # SD8163, 3.50%,8/1/2051	189,750	200,682
Pool # RA5832, 2.50%,9/1/2051	831,133	853,581
Pool # SD8168, 3.00%,9/1/2051	292,815	304,292
Pool # SD8172, 2.00%,10/1/2051	892,866	894,175
Pool # SD8173, 2.50%,10/1/2051	495,013	507,962
FNMA UMBS, 15 Year
Pool # AC8711, 4.00%,12/1/2024	254,428	268,933
Pool # AC7007, 4.50%,1/1/2025	19,769	20,647
Pool # AL9580, 4.00%,3/1/2025	17,976	18,985

Investments	Principal Amount ($)	Value ($)
Pool # 932724, 4.00%,4/1/2025	8,714	9,208
Pool # AE0971, 4.00%, 5/1/2025	35,361	37,339
Pool # AE0939, 3.50%, 2/1/2026	49,510	52,326
Pool # FM2968, 4.00%,5/1/2026	14,823	15,670
Pool # AJ6632, 3.00%,11/1/2026	59,735	62,839
Pool # AJ9357, 3.50%,1/1/2027	123,397	130,541
Pool # AK4047, 3.00%,2/1/2027	23,886	25,065
Pool # AL4586, 4.00%,2/1/2027	52,761	55,894
Pool # AO0527, 3.00%,5/1/2027	33,101	34,842
Pool # AO4400, 2.50%, 7/1/2027	69,379	72,108
Pool # AB5823, 3.50%,8/1/2027	108,889	115,718
Pool # AL8138, 4.00%,9/1/2027	31,082	32,927
Pool # AB6811, 2.50%,10/1/2027	17,309	18,031
Pool # AQ9442, 2.00%,12/1/2027	36,140	37,194
Pool # AB8447, 2.50%,2/1/2028	30,806	32,091
Pool # AR4180, 2.50%,2/1/2028	16,272	16,981
Pool # AL3802, 3.00%,2/1/2028	94,500	99,125
Pool # AB8787, 2.00%, 3/1/2028	98,717	101,599
Pool # AP6059, 2.00%,6/1/2028	11,689	12,026
Pool # BM5381, 3.00%,6/1/2028	100,541	105,548
Pool # BM1892, 2.50%,9/1/2028	31,456	32,769
Pool # AS0761, 3.00%,10/1/2028	37,863	39,742
Pool # AU6961, 3.00%,10/1/2028	70,798	74,308
Pool # AL6132, 4.50%,3/1/2029	11,602	12,139
Pool # FM1105, 2.50%,6/1/2029	62,563	65,124
Pool # AS3345, 2.00%,7/1/2029	15,522	15,962

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # MA2061, 3.00%,10/1/2029	89,319	93,767
Pool # FM1465, 3.00%,5/1/2030	163,841	172,971
Pool # 890666, 2.00%,6/1/2030	35,820	36,858
Pool # MA2684, 3.00%,7/1/2031	151,624	159,548
Pool # AL9418, 3.50%,8/1/2031	54,037	57,849
Pool # BD5647, 2.00%,11/1/2031	21,624	22,259
Pool # 890776, 3.50%,11/1/2031	37,302	39,487
Pool # BM5490, 3.50%,11/1/2031	25,923	27,501
Pool # AS8708, 2.50%,2/1/2032	487,259	506,480
Pool # BM4993, 3.50%,3/1/2032	58,266	61,836
Pool # BM4741, 3.00%,4/1/2032	17,628	18,497
Pool # FM1645, 3.00%,4/1/2032	194,712	204,850
Pool # MA3124, 2.50%,9/1/2032	49,056	51,073
Pool # FM3099, 3.50%,9/1/2032	71,823	75,914
Pool # CA0775, 2.50%,11/1/2032	36,230	37,686
Pool # MA3188, 3.00%,11/1/2032	26,458	27,815
Pool # BH7081, 2.50%,12/1/2032	57,415	59,808
Pool # BH8720, 3.50%,12/1/2032	48,306	51,644
Pool # FM1161, 2.50%,1/1/2033	54,618	57,000
Pool # FM1691, 2.50%,1/1/2033	21,716	22,602
Pool # FM2549, 2.50%,1/1/2033	115,755	120,880
Pool # CA9078, 3.00%,9/1/2033	781,491	822,724
Pool # FM1123, 4.00%,9/1/2033	164,904	175,751
Pool # FM2153, 4.00%,11/1/2033	249,980	264,154
Pool # BD9105, 4.00%,1/1/2034	41,446	44,048
Pool # BM5306, 4.00%,1/1/2034	7,461	7,962

Investments	Principal Amount ($)	Value ($)
Pool # FM1733, 3.50%,5/1/2034	878,953	937,389
Pool # FM1842, 3.50%,6/1/2034	215,808	228,837
Pool # FM6946, 3.00%,7/1/2034	556,043	584,389
Pool # BO1822, 3.50%,7/1/2034	100,337	106,871
Pool # MA3764, 2.50%,9/1/2034	11,695	12,123
Pool # MA3910, 2.00%,1/1/2035	32,869	33,727
Pool # FM3569, 3.00%,1/1/2035	170,571	179,997
Pool # FM7941, 2.50%,2/1/2035	484,309	503,102
Pool # FM2708, 3.00%,3/1/2035	92,613	97,581
Pool # MA4075, Class 177, 2.50%, 7/1/2035	510,966	529,900
Pool # FM4035, 2.50%,8/1/2035	86,990	90,383
Pool # CA7497, 2.50%,10/1/2035	1,559,558	1,626,249
Pool # FM5396, 2.00%,12/1/2035	924,453	954,076
Pool # BR3349, 1.50%,1/1/2036	1,702,743	1,715,266
Pool # BR1309, 2.00%,1/1/2036	715,012	735,246
Pool # FM5537, 2.00%,1/1/2036	708,734	727,230
Pool # FM5797, 2.00%,1/1/2036	704,763	725,408
Pool # FM5367, 1.50%, 2/1/2036	516,108	519,241
Pool # MA4261, 2.00%,2/1/2036	774,621	794,837
Pool # CB0305, 1.50%,5/1/2036	1,045,926	1,052,649
Pool # FM7843, 1.50%,6/1/2036	377,880	380,543
Pool # BP3507, 2.00%,6/1/2036	190,331	195,298
Pool # FM8292, 2.00%,7/1/2036	343,246	352,625
Pool # MA4430, 1.00%,8/1/2036	193,742	189,828
Pool # BT0273, 1.50%,9/1/2036	489,737	492,734
Pool # MA4417, 1.50%,9/1/2036	391,018	393,288

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # MA4418, 2.00, 9/1/2036	194,255	199,325
Pool # MA4441, 1.50%,10/1/2036	542,549	545,701
Pool # BT9452, 1.50%,11/1/2036	200,000	201,163
Pool # FM9247, 2.00%, 11/1/2036	367,150	376,999
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%,11/1/2030	2,939	3,186
Pool # MA0885, 3.50%,10/1/2031	38,219	40,378
Pool # AB4853, 3.00%,4/1/2032	38,923	41,232
Pool # MA1058, 3.00%,5/1/2032	16,178	17,144
Pool # MA1165, 3.00%,9/1/2032	89,592	94,649
Pool # MA2079, 4.00%,11/1/2034	18,983	20,691
Pool # AL7654, 3.00%,9/1/2035	75,763	80,253
Pool # MA2472, 3.00%,12/1/2035	15,303	16,209
Pool # FM1133, 4.00%,6/1/2036	38,283	41,430
Pool # MA2996, 3.50%,5/1/2037	686,286	730,792
Pool # MA3099, 4.00%, 8/1/2037	115,017	124,765
Pool # BM5330, 2.50%,12/1/2037	49,279	50,817
Pool # FM3204, 4.00%,10/1/2038	44,362	48,436
Pool # MA4072, 2.50%,7/1/2040	181,833	187,653
Pool # MA4128, 2.00%,9/1/2040	1,591,581	1,621,407
Pool # MA4204, 2.00%,12/1/2040	980,176	993,151
Pool # CA9019, 2.00%,2/1/2041	438,128	449,201
Pool # MA4310, 1.50%,4/1/2041	851,842	835,057
Pool # MA4422, 2.00%,9/1/2041	443,445	452,329
Pool # MA4446, 2.00%, 10/1/2041	445,704	458,662
FNMA UMBS, 30 Year
Pool # 254447, 6.00%,9/1/2032	27,950	32,482

Investments	Principal Amount ($)	Value ($)
Pool # 711215, 5.50%,6/1/2033	22,967	25,715
Pool # AA1005, 5.00%,12/1/2033	16,842	19,118
Pool # 725232, 5.00%,3/1/2034	13,096	14,839
Pool # 725228, 6.00%,3/1/2034	68,323	78,639
Pool # 790003, 6.00%,8/1/2034	17,280	19,787
Pool # 735503, 6.00%,4/1/2035	47,614	54,221
Pool # 190360, 5.00%,8/1/2035	35,200	39,999
Pool # 904601, 6.00%,11/1/2036	44,736	52,395
Pool # 888538, 5.50%,1/1/2037	25,973	29,981
Pool # AB0284, 6.00%,2/1/2037	50,864	59,593
Pool # AL2627, 5.00%,7/1/2037	23,673	26,813
Pool # 956965, 6.50%,12/1/2037	18,679	21,047
Pool # BH7907, 6.50%,12/1/2037	21,312	24,785
Pool # 961793, 5.00%, 3/1/2038	88,626	101,026
Pool # 985661, 5.50%,6/1/2038	13,915	15,847
Pool # AU7519, 3.50%,9/1/2038	33,275	35,015
Pool # AA7402, 4.50%,6/1/2039	136,271	151,247
Pool # AC2638, 5.00%,10/1/2039	184,096	210,234
Pool # AL0100, 6.00%,10/1/2039	65,878	76,168
Pool # AC4886, 5.00%,11/1/2039	32,793	37,056
Pool # 190399, 5.50%,11/1/2039	104,427	121,041
Pool # AB1143, 4.50%, 6/1/2040	108,122	121,205
Pool # AD6938, 4.50%,6/1/2040	141,540	157,099
Pool # AD5479, 5.00%,6/1/2040	32,840	37,156
Pool # AB1259, 5.00%,7/1/2040	39,810	44,924
Pool # AB1292, 5.00%,8/1/2040	14,593	16,118

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AL5437, 5.00%,8/1/2040	120,458	136,881
Pool # AB1421, 5.00%, 9/1/2040	51,859	59,223
Pool # AE4142, 5.00%,9/1/2040	33,037	37,307
Pool # AE3857, 5.00%,10/1/2040	832,293	936,779
Pool # AE8289, 4.00%,12/1/2040	117,316	128,689
Pool # MA0622, 3.50%,1/1/2041	37,578	40,575
Pool # AH2312, 5.00%,1/1/2041	72,897	81,159
Pool # AE0828, 3.50%,2/1/2041	22,042	23,790
Pool # AH3804, 4.00%,2/1/2041	24,131	26,555
Pool # MA0639, 4.00%,2/1/2041	41,080	45,064
Pool # AB2676, 3.50%,4/1/2041	128,215	138,475
Pool # AL0241, 4.00%,4/1/2041	73,280	80,639
Pool # AI1887, 4.50%,5/1/2041	263,977	290,475
Pool # BM3118, 6.00%,7/1/2041	101,265	118,557
Pool # AJ2293, 4.00%,9/1/2041	28,426	31,279
Pool # AL0933, 5.00%,10/1/2041	106,216	120,960
Pool # AW8154, 3.50%,1/1/2042	25,023	27,022
Pool # AX5318, 4.50%,1/1/2042	83,307	92,207
Pool # BD4480, 4.50%,1/1/2042	373,913	414,885
Pool # AL1998, 4.00%,3/1/2042	120,569	132,621
Pool # AO4134, 3.50%,6/1/2042	15,528	16,772
Pool # AO8694, 4.50%,7/1/2042	37,090	40,324
Pool # AP4258, 3.00%,8/1/2042	100,469	106,441
Pool # AB6632, 3.50%,10/1/2042	143,812	155,337
Pool # AB6633, 3.50%,10/1/2042	27,807	29,917
Pool # AL3344, 4.50%,10/1/2042	167,726	186,345

Investments	Principal Amount ($)	Value ($)
Pool # AB6828, 3.50%,11/1/2042	138,247	149,304
Pool # AL3182, 3.50%,12/1/2042	23,493	25,551
Pool # AQ9316, 2.50%,1/1/2043	64,624	66,922
Pool # AB7580, 3.00%,1/1/2043	152,568	162,172
Pool # AQ1104, 3.00%,1/1/2043	41,190	43,564
Pool # AR0168, 3.00%,2/1/2043	60,362	63,972
Pool # AB7964, 3.50%,2/1/2043	86,695	94,291
Pool # AR2271, 3.50%,2/1/2043	423,767	454,749
Pool # BM4751, 3.50%,3/1/2043	38,698	41,781
Pool # AB8742, 4.00%,3/1/2043	19,191	21,330
Pool # AR6770, 4.00%,3/1/2043	20,280	22,316
Pool # AT2015, 3.00%,4/1/2043	40,861	43,287
Pool # AT2016, 3.00%,4/1/2043	621,908	660,924
Pool # AB9194, 3.50%,5/1/2043	145,389	157,036
Pool # FM4462, 3.50%,5/1/2043	1,120,638	1,198,027
Pool # AU1629, 3.00%,7/1/2043	95,913	101,897
Pool # BM3785, 3.50%,7/1/2043	155,767	168,178
Pool # AS0241, 4.00%,8/1/2043	906,700	991,334
Pool # BM3704, 3.00%,9/1/2043	42,215	44,703
Pool # AT2612, 3.50%,9/1/2043	95,115	102,248
Pool # AU4256, 3.50%,9/1/2043	45,531	48,782
Pool # AU4283, 3.50%,9/1/2043	23,110	24,961
Pool # AL4062, 4.00%,9/1/2043	34,817	38,363
Pool # BM4635, 2.50%,10/1/2043	185,439	192,013
Pool # AS1121, 4.00%,11/1/2043	39,797	43,635
Pool # AV0022, 4.00%,11/1/2043	549,169	599,359

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AL7696, 3.00%,12/1/2043	67,729	71,717
Pool # AV6103, 4.00%,1/1/2044	231,183	254,399
Pool # BC1737, 4.00%,1/1/2044	105,407	115,410
Pool # BM5365, 4.00%, 3/1/2044	86,465	95,004
Pool # FM1744, 3.50%,5/1/2044	39,244	42,653
Pool # AS2700, 4.00%,6/1/2044	51,125	56,249
Pool # AW6233, 4.50%,6/1/2044	2,229,236	2,491,297
Pool # AS2947, 4.00%,7/1/2044	49,004	53,911
Pool # AL9072, 5.00%,7/1/2044	90,324	103,261
Pool # AL9569, 5.00%,8/1/2044	139,343	158,816
Pool # AX0152, 4.50%,9/1/2044	34,797	38,353
Pool # BM4620, 3.00%,10/1/2044	109,186	116,088
Pool # AS3867, 4.00%,11/1/2044	13,139	14,432
Pool # FM1746, 3.50%,1/1/2045	120,809	130,402
Pool # FM0015, 4.00%,2/1/2045	120,005	132,124
Pool # MA2193, 4.50%,2/1/2045	20,199	22,013
Pool # FM3414, 4.00%,3/1/2045	802,735	875,984
Pool # BM3398, 3.50%,4/1/2045	17,296	18,674
Pool # CA2709, 4.00%,9/1/2045	1,380,689	1,518,229
Pool # AS5851, 4.50%,9/1/2045	15,843	17,260
Pool # AS6184, 3.50%,11/1/2045	161,402	174,183
Pool # BA0315, 3.50%,11/1/2045	444,476	476,769
Pool # FM1869, 4.00%,11/1/2045	82,822	90,069
Pool # BM4833, 3.00%,12/1/2045	686,688	722,522
Pool # FM1708, 3.00%,12/1/2045	47,811	50,651
Pool # BC0066, 3.50%,12/1/2045	36,421	39,029

Investments	Principal Amount ($)	Value ($)
Pool # FM3413, 4.00%,1/1/2046	101,175	111,410
Pool # FM2323, 4.00%,2/1/2046	50,278	55,229
Pool # AL9128, 4.50%,2/1/2046	25,534	28,204
Pool # AS6811, 3.00%,3/1/2046	38,227	40,265
Pool # BM4834, 3.00%,3/1/2046	34,628	36,678
Pool # FM1782, 4.00%,3/1/2046	15,690	17,299
Pool # FM2195, 4.00%,3/1/2046	37,274	40,819
Pool # AS7003, 3.00%,4/1/2046	49,952	52,435
Pool # AS7198, 4.50%,5/1/2046	138,897	152,763
Pool # BD0166, 2.50%,6/1/2046	136,912	141,228
Pool # BM5168, 2.50%,6/1/2046	28,786	29,806
Pool # BC6105, 3.50%,6/1/2046	1,112,208	1,189,591
Pool # AS7510, 4.00%,7/1/2046	724,609	784,779
Pool # FM1780, 4.00%,7/1/2046	828,328	908,758
Pool # AS7660, 2.50%,8/1/2046	272,564	281,006
Pool # MA2730, 2.50%,8/1/2046	41,540	42,673
Pool # FM3810, 3.00%,10/1/2046	127,808	135,121
Pool # AL9385, 3.00%,11/1/2046	63,050	66,479
Pool # MA2806, 3.00%,11/1/2046	193,223	203,258
Pool # BM3288, 3.50%,12/1/2046	27,158	29,082
Pool # FM2321, 3.50%,12/1/2046	106,987	114,175
Pool # BM4990, 2.50%,1/1/2047	14,242	14,746
Pool # FM2807, 3.00%,1/1/2047	98,511	104,222
Pool # 890856, 3.50%,1/1/2047	155,511	167,278
Pool # FM3374, 3.50%,1/1/2047	194,911	209,539
Pool # FM0041, 3.00%,2/1/2047	711,077	752,077

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # BM5955, 4.00%, 2/1/2047	47,479	52,102
Pool # BM5270, 4.50%, 2/1/2047	21,391	23,691
Pool # BM4350, 3.00%, 3/1/2047	968,484	1,026,609
Pool # MA2920, 3.00%, 3/1/2047	9,517	10,007
Pool # FM3107, 3.50%, 3/1/2047	333,400	355,116
Pool # AS9313, 4.00%, 3/1/2047	21,325	23,167
Pool # FM4735, 3.00%, 4/1/2047	183,018	193,551
Pool # FM6073, 4.00%, 4/1/2047	1,567,184	1,701,289
Pool # AS9480, 4.50%, 4/1/2047	40,986	44,781
Pool # FM1772, 4.50%, 5/1/2047	20,939	23,188
Pool # BD0667, 4.50%, 6/1/2047	723,998	785,812
Pool # AS9937, 3.00%, 7/1/2047	715,795	752,791
Pool # AS9946, 3.50%, 7/1/2047	52,813	56,442
Pool # BM1568, 3.50%, 7/1/2047	84,169	91,479
Pool # BH7375, 3.50%, 8/1/2047	60,158	63,643
Pool # CA0148, 4.50%, 8/1/2047	19,842	21,421
Pool # CA0850, 3.00%, 9/1/2047	44,658	46,727
Pool # BH9317, 3.50%, 9/1/2047	118,148	125,616
Pool # MA3147, 3.00%, 10/1/2047	49,618	51,845
Pool # BH9394, 3.50%, 10/1/2047	223,454	240,257
Pool # BM2003, 4.00%, 10/1/2047	217,136	233,561
Pool # BH9392, 3.50%, 11/1/2047	18,107	19,084
Pool # CA0681, 3.50%, 11/1/2047	279,767	301,640
Pool # FM0028, 3.00%, 12/1/2047	57,174	60,428
Pool # MA3209, 3.00%, 12/1/2047	348,827	364,614
Pool # FM1420, 3.50%, 12/1/2047	266,335	285,707

Investments	Principal Amount ($)	Value ($)
Pool # CA4015, 3.00%, 1/1/2048	11,581	12,138
Pool # BJ6154, 3.50%, 1/1/2048	239,214	253,173
Pool # MA3238, 3.50%, 1/1/2048	64,469	68,134
Pool # BJ5910, 3.50%, 2/1/2048	239,091	259,663
Pool # MA3305, 3.50%, 3/1/2048	275,830	291,469
Pool # FM3494, 2.50%, 4/1/2048	13,634	14,061
Pool # CA2687, 3.00%, 5/1/2048	25,759	27,224
Pool # BM4054, 4.00%, 5/1/2048	123,634	133,995
Pool # MA3425, 3.00%, 6/1/2048	43,427	45,248
Pool # BM4757, 3.50%, 7/1/2048	50,900	54,297
Pool # FM3438, 3.00%, 8/1/2048	819,046	862,198
Pool # BM2007, 4.00%, 9/1/2048	6,207	6,622
Pool # CA2368, 4.00%, 9/1/2048	39,845	42,971
Pool # MA3472, 5.00%, 9/1/2048	15,394	16,909
Pool # CA4655, 3.50%, 10/1/2048	113,862	121,788
Pool # MA3495, 4.00%, 10/1/2048	41,688	44,439
Pool # CA2432, 4.50%, 10/1/2048	71,886	78,762
Pool # FM7895, 3.50%, 11/1/2048	342,042	366,326
Pool # FM1248, 4.50%, 11/1/2048	26,663	28,802
Pool # CA2797, 4.50%, 12/1/2048	814,965	897,127
Pool # FM0030, 3.00%, 2/1/2049	62,107	65,249
Pool # FM6237, 3.50%, 4/1/2049	711,005	767,216
Pool # MA3637, 3.50%, 4/1/2049	25,384	26,682
Pool # MA3638, 4.00%, 4/1/2049	24,739	26,362
Pool # BN5418, 4.50%, 4/1/2049	28,800	31,699
Pool # MA3664, 4.00%, 5/1/2049	13,054	13,904

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # FM4074, 4.50%, 5/1/2049	391,000	426,741
Pool # CA4358, 3.50%, 7/1/2049	20,386	21,424
Pool # FM1672, 4.50%, 7/1/2049	958,462	1,062,668
Pool # MA3745, 3.50%, 8/1/2049	118,231	124,092
Pool # MA3746, 4.00%, 8/1/2049	19,528	20,807
Pool # FM1385, 5.00%, 8/1/2049	515,424	584,325
Pool # BO4012, 3.00%, 9/1/2049	125,058	132,517
Pool # FM1449, 3.50%, 9/1/2049	188,042	197,645
Pool # FM4430, 3.50%, 9/1/2049	728,879	772,879
Pool # FM3572, 4.50%, 9/1/2049	109,845	120,376
Pool # MA3803, 3.50%, 10/1/2049	58,139	61,021
Pool # MA3833, 2.50%, 11/1/2049	156,297	160,386
Pool # BK0350, 3.00%, 11/1/2049	1,273,286	1,336,126
Pool # MA3870, 2.50%, 12/1/2049	239,242	245,501
Pool # FM2363, 3.00%, 1/1/2050	2,406,780	2,544,120
Pool # MA3905, 3.00%, 1/1/2050	1,154,635	1,198,976
Pool # CA5021, 3.50%, 1/1/2050	55,232	58,040
Pool # FM5922, 3.50%, 1/1/2050	426,350	449,430
Pool # MA3906, 3.50%, 1/1/2050	56,171	59,036
Pool # CA5135, 2.50%, 2/1/2050	160,174	165,950
Pool # MA3936, 2.50%, 2/1/2050	179,765	184,468
Pool # FM2733, 2.50%, 3/1/2050	120,829	124,270
Pool # FM4883, 2.50%, 3/1/2050	2,227,168	2,304,799
Pool # FM4372, 3.50%, 3/1/2050	788,395	834,525
Pool # BP2403, 3.50%, 4/1/2050	496,215	526,957
Pool # BP5001, 2.50%, 5/1/2050	717,667	736,441

Investments	Principal Amount ($)	Value ($)
Pool # FM3257, 3.00%, 5/1/2050	310,171	328,315
Pool # BK2753, 2.50%, 7/1/2050	1,146,606	1,176,786
Pool # MA4078, 2.50%, 7/1/2050	428,427	439,634
Pool # BP6626, 2.00%, 8/1/2050	2,628,872	2,632,711
Pool # MA4100, 2.00%, 8/1/2050	1,264,706	1,266,549
Pool # BP9500, 2.50%, 8/1/2050	108,769	111,615
Pool # BQ0723, 3.50%, 8/1/2050	1,320,588	1,389,813
Pool # FM5750, 4.00%, 8/1/2050	518,268	551,346
Pool # MA4119, 2.00%, 9/1/2050	170,239	170,489
Pool # BK3044, 2.50%, 9/1/2050	925,250	949,682
Pool # BP6702, 2.50%, 9/1/2050	666,473	684,770
Pool # FM8260, 4.00%, 9/1/2050	714,720	775,917
Pool # MA4158, 2.00%, 10/1/2050	1,977,448	1,980,335
Pool # MA4159, 2.50%, 10/1/2050	698,658	716,942
Pool # MA4182, 2.00%, 11/1/2050	2,071,166	2,074,214
Pool # CA7603, 2.50%, 11/1/2050	396,834	407,215
Pool # MA4183, 2.50%, 11/1/2050	3,167,231	3,250,084
Pool # CA8222, 1.50%, 12/1/2050	1,639,585	1,586,386
Pool # MA4209, 1.50%, 12/1/2050	1,420,170	1,374,199
Pool # BQ5160, 2.00%, 12/1/2050	2,980,368	2,994,880
Pool # FM5849, 2.00%, 12/1/2050	967,553	972,270
Pool # MA4208, 2.00%, 12/1/2050	533,608	534,389
Pool # BR2807, 2.50%, 12/1/2050	1,484,713	1,524,054
Pool # MA4210, 2.50%, 12/1/2050	1,766,116	1,812,317
Pool # FM5597, 2.00%, 1/1/2051	239,563	240,731
Pool # FM6241, 2.00%, 1/1/2051	4,311,615	4,317,932

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # FM5854, 2.50%, 1/1/2051	232,732	239,498
Pool # MA4254, 1.50%, 2/1/2051	377,790	365,544
Pool # CA9190, 2.00%, 2/1/2051	956,885	958,881
Pool # FM6037, 2.00%, 2/1/2051	1,976,461	1,993,477
Pool # FM6126, 2.00%, 2/1/2051	237,600	238,758
Pool # MA4255, 2.00%, 2/1/2051	5,339,628	5,347,502
Pool # BR3515, 2.50%, 2/1/2051	194,878	200,626
Pool # FM6244, 2.00%, 3/1/2051	959,919	963,084
Pool # MA4281, 2.00%, 3/1/2051	292,501	292,933
Pool # FM6523, 2.50%, 3/1/2051	365,422	374,981
Pool # FM6764, 2.50%, 3/1/2051	996,101	1,028,516
Pool # FM6537, 2.00%, 4/1/2051	4,347,939	4,377,725
Pool # MA4306, 2.50%, 4/1/2051	294,130	301,824
Pool # FM7099, 3.00%, 4/1/2051	1,394,063	1,474,700
Pool # MA4325, 2.00%, 5/1/2051	2,589,996	2,593,817
Pool # FM7066, 2.50%, 5/1/2051	1,019,658	1,053,530
Pool # MA4355, 2.00%, 6/1/2051	483,967	484,676
Pool # CB0727, 2.50%, 6/1/2051	1,642,290	1,687,503
Pool # FM7418, 2.50%, 6/1/2051	1,037,991	1,068,258
Pool # FM8194, 2.00%, 7/1/2051	392,816	394,731
Pool # MA4378, 2.00%, 7/1/2051	2,341,720	2,345,153
Pool # CB1027, 2.50%, 7/1/2051	297,351	305,129
Pool # MA4379, 2.50%, 7/1/2051	724,701	743,659
Pool # MA4380, 3.00%, 7/1/2051	285,408	296,875
Pool # FM8278, 3.50%, 7/1/2051	543,760	574,949
Pool # BT9030, 2.00%, 8/1/2051	195,779	196,066

Investments	Principal Amount ($)	Value ($)
Pool # MA4398, 2.00%, 8/1/2051	294,055	294,486
Pool # BR2236, 2.50%, 8/1/2051	294,425	302,127
Pool # BR2237, 2.50%, 8/1/2051	587,592	602,963
Pool # BR2258, 2.50%, 8/1/2051	191,677	196,691
Pool # CB1276, 2.50%, 8/1/2051	839,712	861,678
Pool # MA4399, 2.50%, 8/1/2051	1,654,499	1,697,780
Pool # MA4401, 3.50%, 8/1/2051	190,510	200,653
Pool # BT0240, 2.00%, 9/1/2051	197,945	198,235
Pool # MA4413, 2.00%, 9/1/2051	841,949	843,183
Pool # MA4414, 2.50%, 9/1/2051	589,286	604,702
Pool # MA4437, 2.00%, 10/1/2051	843,575	844,812
Pool # MA4438, 2.50%, 10/1/2051	593,309	608,830
Pool # MA4464, 1.50%, 11/1/2051	596,628	577,243
Pool # MA4465, 2.00%, 11/1/2051	1,392,573	1,394,614
Pool # MA4492, 2.00%, 12/1/2051	800,000	801,173
Pool # MA4493, 2.50%, 12/1/2051	1,000,000	1,026,160
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2051(a)	4,000,000	4,003,125
TBA, 2.50%, 12/25/2051(a)	1,700,000	1,742,765
TBA, 3.00%, 12/25/2051(a)	3,400,000	3,530,422
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	20,931	24,279
Pool # 726769, 5.00%, 9/15/2039	17,656	19,945
Pool # 721340, 5.00%, 12/15/2039	49,180	55,561
Pool # 754439, 3.50%, 12/15/2041	122,451	130,532
Pool # 711674, 3.00%, 9/15/2042	49,989	53,850
Pool # 783748, 3.50%, 4/15/2043	75,957	81,319
Pool # 784660, 4.00%, 4/15/2043	7,223	7,964

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AC2224, 3.50%, 6/15/2043	55,707	59,660
Pool # 785088, 3.50%, 7/15/2043	67,164	72,953
Pool # AJ4151, 4.00%, 9/15/2044	287,518	316,163
Pool # AL9314, 3.00%, 3/15/2045	49,451	51,766
Pool # 784664, 4.00%, 4/15/2045	27,539	30,486
Pool # AO0544, 3.00%, 8/15/2045	30,045	31,396
Pool # 627030, 3.00%, 12/15/2045	23,125	24,910
Pool # 784429, 3.00%, 8/15/2046	97,386	102,030
Pool # 784652, 4.00%, 11/15/2047	577,757	635,998
Pool # 784766, 3.50%, 3/15/2048	782,049	839,566
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	83,010	85,986
Pool # MA4625, 3.50%, 8/20/2032	29,736	31,567
Pool # MA6906, 2.50%, 10/20/2035	507,354	529,745
GNMA II, 30 Year
Pool # 711773, 3.50%, 6/20/2033	62,603	65,436
Pool # 3459, 5.50%, 10/20/2033	58,745	67,235
Pool # AQ5932, 3.50%, 1/20/2036	89,345	93,353
Pool # 4222, 6.00%, 8/20/2038	11,127	13,009
Pool # 709148, 4.50%, 2/20/2039	29,919	31,821
Pool # 4446, 4.50%, 5/20/2039	3,443	3,794
Pool # 4467, 4.00%, 6/20/2039	15,414	16,797
Pool # 4468, 4.50%, 6/20/2039	3,031	3,340
Pool # 4494, 4.00%, 7/20/2039	16,320	17,770
Pool # 4495, 4.50%, 7/20/2039	13,183	14,525
Pool # 4519, 4.50%, 8/20/2039	4,897	5,396
Pool # 4558, 4.50%, 10/20/2039	4,083	4,499

Investments	Principal Amount ($)	Value ($)
Pool # 4576, 4.00%, 11/20/2039	7,836	8,548
Pool # 4598, 4.50%, 12/20/2039	8,010	8,825
Pool # 4617, 4.50%, 1/20/2040	4,353	4,797
Pool # 4636, 4.50%, 2/20/2040	6,248	6,884
Pool # 4656, 4.00%, 3/20/2040	12,674	13,829
Pool # 4677, 4.00%, 4/20/2040	35,323	38,540
Pool # 4678, 4.50%, 4/20/2040	1,501	1,654
Pool # 4695, 4.00%, 5/20/2040	3,807	4,147
Pool # 4696, 4.50%, 5/20/2040	1,513	1,667
Pool # 4712, 4.00%, 6/20/2040	5,295	5,777
Pool # 4800, 4.00%, 9/20/2040	6,027	6,576
Pool # 737727, 4.00%, 12/20/2040	50,127	54,820
Pool # 4945, 4.00%, 2/20/2041	13,056	14,245
Pool # 759342, 4.50%, 2/20/2041	263,008	286,063
Pool # 4950, 5.50%, 2/20/2041	22,282	25,662
Pool # 4976, 3.50%, 3/20/2041	14,070	15,036
Pool # 4977, 4.00%, 3/20/2041	23,990	26,177
Pool # 5016, 4.00%, 4/20/2041	9,473	10,336
Pool # 5054, 4.00%, 5/20/2041	14,601	15,931
Pool # 5114, 4.00%, 7/20/2041	1,887	2,059
Pool # 779497, 3.50%, 10/20/2041	10,390	11,006
Pool # 5233, 4.00%, 11/20/2041	2,314	2,525
Pool # 5258, 3.50%, 12/20/2041	138,928	149,297
Pool # 5259, 4.00%, 12/20/2041	8,811	9,614
Pool # 5279, 3.50%, 1/20/2042	25,733	27,654
Pool # 5330, 3.00%, 3/20/2042	16,253	17,081

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # 754406, 3.50%, 5/20/2042	60,074	64,065
Pool # MA0220, 3.50%, 7/20/2042	10,889	11,703
Pool # MA0318, 3.50%, 8/20/2042	153,043	164,449
Pool # 796468, 4.00%, 9/20/2042	26,048	28,094
Pool # AA6040, 3.00%, 1/20/2043	116,101	121,868
Pool # AD1584, 3.00%, 1/20/2043	152,772	160,750
Pool # AD2125, 3.50%, 1/20/2043	105,890	114,221
Pool # AA6054, 3.00%, 2/20/2043	223,237	238,154
Pool # AD1744, 3.00%, 2/20/2043	18,980	20,250
Pool # 783755, 3.00%, 4/20/2043	151,765	159,602
Pool # 783976, 3.50%, 4/20/2043	25,412	27,290
Pool # MA1157, 3.50%, 7/20/2043	25,866	27,797
Pool # MA1284, 3.00%, 9/20/2043	20,475	21,523
Pool # 785065, 3.50%, 10/20/2043	283,966	302,450
Pool # MA1376, 4.00%, 10/20/2043	125,751	136,904
Pool # AI7106, 4.00%, 6/20/2044	50,722	53,818
Pool # 784026, 3.50%, 12/20/2044	202,108	230,602
Pool # MA2678, 3.50%, 3/20/2045	171,198	181,590
Pool # MA2679, 4.00%, 3/20/2045	57,218	62,278
Pool # MA2753, 3.00%, 4/20/2045	86,397	90,385
Pool # 626942, 3.00%, 5/20/2045	170,752	184,359
Pool # MA2825, 3.00%, 5/20/2045	220,784	232,060
Pool # MA2829, 5.00%, 5/20/2045	30,958	35,110
Pool # 784800, 3.00%, 6/20/2045	40,683	42,809
Pool # AM9881, 3.00%, 6/20/2045	26,204	27,575
Pool # MA3247, 5.00%, 11/20/2045	28,157	31,896

Investments	Principal Amount ($)	Value ($)
Pool # AO9442, 3.50%, 12/20/2045	23,630	25,363
Pool # 784119, 3.00%, 2/20/2046	189,379	198,602
Pool # MA3458, 5.50%, 2/20/2046	39,156	45,765
Pool # MA3520, 3.00%, 3/20/2046	518,838	542,754
Pool # MA3735, 3.00%, 6/20/2046	356,082	372,528
Pool # AT7138, 3.50%, 6/20/2046	360,506	382,499
Pool # MA3935, 2.50%, 9/20/2046	90,568	93,568
Pool # 784768, 3.00%, 9/20/2046	96,773	103,472
Pool # AT8215, 3.00%, 9/20/2046	28,083	29,773
Pool # MA4002, 2.50%, 10/20/2046	498,747	513,772
Pool # AW0199, 3.00%, 10/20/2046	51,638	53,696
Pool # MA4068, 3.00%, 11/20/2046	15,119	15,799
Pool # MA4072, 5.00%, 11/20/2046	31,401	35,773
Pool # MA4125, 2.50%, 12/20/2046	458,961	474,431
Pool # MA4126, 3.00%, 12/20/2046	70,562	73,824
Pool # MA4260, 2.50%, 2/20/2047	78,055	80,537
Pool # AZ3119, 3.50%, 3/20/2047	41,919	44,089
Pool # AZ7084, 3.50%, 4/20/2047	112,371	117,457
Pool # MA4511, 4.00%, 6/20/2047	233,932	249,718
Pool # BA5041, 5.00%, 6/20/2047	98,287	106,966
Pool # MA4584, 2.50%, 7/20/2047	92,896	95,622
Pool # MA4718, 3.00%, 9/20/2047	9,849	10,315
Pool # MA4721, 4.50%, 9/20/2047	45,081	48,790
Pool # MA4836, 3.00%, 11/20/2047	479,978	502,123
Pool # BC2742, 3.50%, 11/20/2047	659,710	695,594
Pool # BD6940, 3.50%, 12/20/2047	359	380

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # MA4900, 3.50%, 12/20/2047	121,564	128,062
Pool # MA4962, 3.50%, 1/20/2048	314,360	331,526
Pool # MA5019, 3.50%, 2/20/2048	317,339	333,506
Pool # MA5077, 3.50%, 3/20/2048	47,021	49,614
Pool # MA5138, 4.50%, 4/20/2048	20,098	21,451
Pool # 785033, 3.50%, 5/20/2048	266,726	293,649
Pool # MA5329, 3.50%, 7/20/2048	11,261	11,839
Pool # MA5468, 5.00%, 9/20/2048	10,070	10,866
Pool # MA5527, 3.50%, 10/20/2048	42,126	44,299
Pool # MA5595, 4.00%, 11/20/2048	53,071	56,280
Pool # BJ6759, 4.50%, 11/20/2048	481,146	518,970
Pool # MA5650, 3.50%, 12/20/2048	16,810	17,671
Pool # MA5651, 4.00%, 12/20/2048	253,307	269,692
Pool # MA5709, 3.50%, 1/20/2049	121,798	128,344
Pool # BI6473, 4.00%, 1/20/2049	1,236,474	1,333,211
Pool # BJ9901, 3.00%, 2/20/2049	57,793	62,405
Pool # MA5930, 3.50%, 5/20/2049	15,923	16,651
Pool # MA5983, 2.50%, 6/20/2049	166,539	172,163
Pool # MA5985, 3.50%, 6/20/2049	64,072	66,999
Pool # MA5987, 4.50%, 6/20/2049	59,923	63,798
Pool # MA5988, 5.00%, 6/20/2049	11,919	12,854
Pool # MA6039, 3.50%, 7/20/2049	107,772	112,701
Pool # BM5450, 4.50%, 7/20/2049	89,976	97,360
Pool # MA6220, 4.00%, 10/20/2049	296,036	313,660
Pool # BR4627, 3.00%, 11/20/2049	550,721	586,678
Pool # 785067, 3.50%, 12/20/2049	508,383	533,349

Investments	Principal Amount ($)	Value ($)
Pool # MA6478, 5.00%, 2/20/2050	37,559	40,764
Pool # MA6542, 3.50%, 3/20/2050	373,361	389,925
Pool # MA6545, 5.00%, 3/20/2050	45,985	49,826
Pool # BV1348, 2.50%, 6/20/2050	107,581	108,708
Pool # MA6709, 2.50%, 6/20/2050	924,949	951,442
Pool # MA6818, 2.00%, 8/20/2050	1,628,025	1,650,905
Pool # BY8818, 2.00%, 10/20/2050	638,560	647,429
Pool # 785401, 2.50%, 10/20/2050	866,428	894,956
Pool # MA6994, 2.00%, 11/20/2050	1,768,385	1,793,237
Pool # BY8832, 2.50%, 11/20/2050	555,250	570,947
Pool # MA7051, 2.00%, 12/20/2050	2,723,875	2,762,155
Pool # CA4485, 2.50%, 12/20/2050	765,320	786,203
Pool # MA7052, 2.50%, 12/20/2050	1,191,432	1,225,557
Pool # MA7055, 4.00%, 12/20/2050	357,737	378,591
Pool # MA7135, 2.00%, 1/20/2051	3,110,706	3,154,422
Pool # MA7254, 2.00%, 3/20/2051	1,348,346	1,367,295
Pool # MA7311, 2.00%, 4/20/2051	3,156,965	3,201,332
Pool # 785449, 3.00%, 4/20/2051	361,295	381,316
Pool # MA7367, 2.50%, 5/20/2051	1,867,612	1,921,105
Pool # MA7368, 3.00%, 5/20/2051	624,548	648,216
Pool # MA7417, 2.00%, 6/20/2051	3,607,467	3,658,166
Pool # MA7418, 2.50%, 6/20/2051	1,996,792	2,053,985
Pool # MA7420, 3.50%, 6/20/2051	583,663	610,591
Pool # MA7471, 2.00%, 7/20/2051	1,375,788	1,395,123
Pool # MA7472, 2.50%, 7/20/2051	936,499	963,322
Pool # MA7473, 3.00%, 7/20/2051	630,354	654,798

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # MA7533, 2.00%, 8/20/2051	1,185,908	1,202,575
Pool # MA7588, 2.00%, 9/20/2051	1,191,812	1,208,562
Pool # MA7589, 2.50%, 9/20/2051	495,959	510,165
GNMA II, Single Family, 30 Year
Pool # MA1012, 3.50%, 5/20/2043	129,976	139,606
Pool # MA5194, 5.00%, 5/20/2048	126,157	136,451
TBA, 2.50%, 12/15/2051(a)	4,300,000	4,417,914
TBA, 3.00%, 12/15/2051(a)	1,800,000	1,866,235

TOTAL MORTGAGE-BACKED SECURITIES (Cost $288,144,952)		286,110,557

CORPORATE BONDS — 25.6%
Auto Components — 0.3%
Aptiv plc
4.40%, 10/1/2046	216,000	257,545
5.40%, 3/15/2049	100,000	136,155
3.10%, 12/1/2051	650,000	630,650
Lear Corp.
4.25%, 5/15/2029	168,000	187,492
5.25%, 5/15/2049(b)	1,217,000	1,537,192

		2,749,034

Banks — 1.2%
Discover Bank
4.25%, 3/13/2026	636,000	699,316
3.45%, 7/27/2026	90,000	95,519
4.65%, 9/13/2028	660,000	754,488
Intesa Sanpaolo SpA (Italy) 5.25%, 1/12/2024	400,000	431,574
Kreditanstalt fuer Wiederaufbau (Germany)
2.38%, 12/29/2022	190,000	194,134
2.63%, 2/28/2024	36,000	37,542
0.25%, 3/8/2024	371,000	367,165
0.50%, 9/20/2024	300,000	296,977
2.50%, 11/20/2024	75,000	78,518
0.38%, 7/18/2025	198,000	193,226
0.63%, 1/22/2026	127,000	124,593
1.00%, 10/1/2026	403,000	399,333
1.75%, 9/14/2029	95,000	97,083
Zero Coupon, 4/18/2036	263,000	205,801
Zero Coupon, 6/29/2037	872,000	668,102
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	31,000	32,498
2.00%, 1/13/2025	498,000	513,765

Investments	Principal Amount ($)	Value ($)
2.38%, 6/10/2025	75,000	78,405
Oesterreichische Kontrollbank AG (Austria)
1.50%, 2/12/2025	160,000	162,562
0.50%, 2/2/2026	130,000	126,608
Royal Bank of Canada (Canada)
2.55%, 7/16/2024	222,000	230,162
2.25%, 11/1/2024(b)	2,342,000	2,414,731
SVB Financial Group
3.50%, 1/29/2025	850,000	902,167
1.80%, 10/28/2026	1,498,000	1,491,768
2.10%, 5/15/2028	447,000	447,439
Synovus Financial Corp. 3.13%, 11/1/2022	1,506,000	1,530,309

		12,573,785

Beverages — 0.0%(c)
Brown-Forman Corp.
3.50%, 4/15/2025	36,000	38,608
4.00%, 4/15/2038	93,000	109,327
4.50%, 7/15/2045	269,000	350,323

		498,258

Biotechnology — 0.6%
Biogen, Inc.
5.20%, 9/15/2045(b)	1,429,000	1,908,443
3.15%, 5/1/2050	2,219,000	2,177,792
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	160,000	150,224
2.80%, 9/15/2050	1,710,000	1,613,625

		5,850,084

Building Products — 0.3%
Allegion plc 3.50%, 10/1/2029	365,000	392,184
Johnson Controls International plc
3.62%, 7/2/2024(d)	10,000	10,565
1.75%, 9/15/2030	64,000	61,727
4.63%, 7/2/2044(d)	1,029,000	1,274,780
5.13%, 9/14/2045	89,000	118,964
4.95%, 7/2/2064(d)	1,167,000	1,591,973

		3,450,193

Capital Markets — 4.3%
Affiliated Managers Group, Inc.
4.25%, 2/15/2024	410,000	437,961
3.30%, 6/15/2030	211,000	224,688
Ameriprise Financial, Inc.
3.70%, 10/15/2024	310,000	333,344
2.88%, 9/15/2026	1,148,000	1,216,366
BGC Partners, Inc. 3.75%, 10/1/2024	1,815,000	1,900,406
BlackRock, Inc.
3.38%, 6/1/2022	278,000	282,116
3.20%, 3/15/2027	578,000	627,536
3.25%, 4/30/2029	250,000	273,983
2.40%, 4/30/2030	677,000	699,461

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
1.90%, 1/28/2031	560,000	556,841
Charles Schwab Corp. (The)
3.75%, 4/1/2024	327,000	346,475
3.20%, 3/2/2027	15,000	16,138
3.30%, 4/1/2027(b)	1,197,000	1,287,862
3.25%, 5/22/2029(b)	1,322,000	1,431,775
4.63%, 3/22/2030	703,000	839,823
CI Financial Corp. (Canada) 4.10%, 6/15/2051	1,328,000	1,481,435
CME Group, Inc.
3.00%, 9/15/2022	429,000	437,801
3.00%, 3/15/2025	311,000	327,673
3.75%, 6/15/2028	327,000	365,335
5.30%, 9/15/2043	489,000	686,919
Deutsche Bank AG (Germany)
3.70%, 5/30/2024	555,000	583,430
(SOFR + 1.13%), 1.45%, 4/1/2025(e)	655,000	652,398
(SOFR + 2.58%), 3.96%, 11/26/2025(e)	150,000	159,500
4.10%, 1/13/2026	1,853,000	2,003,322
(SOFR + 1.87%), 2.13%, 11/24/2026(e)	1,889,000	1,889,725
Franklin Resources, Inc.
2.80%, 9/15/2022	25,000	25,455
1.60%, 10/30/2030	1,507,000	1,430,959
Goldman Sachs Group, Inc. (The)
Series FXD, 0.48%, 1/27/2023(b)	500,000	498,718
Series VAR, (SOFR + 0.54%),
0.63%,11/17/2023(e)	826,000	824,217
3.63%, 2/20/2024	37,000	38,942
3.85%, 7/8/2024	10,000	10,607
3.50%, 1/23/2025	25,000	26,442
(SOFR + 0.61%), 0.86%, 2/12/2026(b)(e)	200,000	195,786
3.75%, 2/25/2026	38,000	40,892
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(e)	1,704,000	1,893,284
4.80%, 7/8/2044	235,000	301,112
Janus Capital Group, Inc. 4.88%, 8/1/2025	562,000	621,763
Jefferies Group LLC
4.15%, 1/23/2030	314,000	348,916
2.63%, 10/15/2031	195,000	191,517
6.25%, 1/15/2036	1,849,000	2,463,125
6.50%, 1/20/2043	900,000	1,263,978
Lazard Group LLC
3.75%, 2/13/2025	2,124,000	2,266,877
3.63%, 3/1/2027	539,000	581,621
4.50%, 9/19/2028	378,000	433,879
4.38%, 3/11/2029	475,000	535,915
Legg Mason, Inc.
4.75%, 3/15/2026	308,000	347,601

Investments	Principal Amount ($)	Value ($)
Morgan Stanley
(SOFR + 0.46%), 0.53%,1/25/2024(b)(e)	3,590,000	3,575,926
(SOFR + 0.51%), 0.79%, 1/22/2025(e)	596,000	590,082
(SOFR + 1.15%), 2.72%, 7/22/2025(e)	648,000	669,081
(SOFR + 0.72%), 0.98%, 12/10/2026(e)	150,000	145,128
Nasdaq, Inc.
0.45%, 12/21/2022	118,000	117,755
4.25%, 6/1/2024(b)	267,000	285,272
3.85%, 6/30/2026(b)	1,291,000	1,411,597
3.25%, 4/28/2050(b)	711,000	732,506
Raymond James Financial, Inc. 4.65%, 4/1/2030	190,000	221,087
S&P Global, Inc.
4.00%, 6/15/2025	510,000	555,320
2.95%, 1/22/2027	375,000	398,127
2.50%, 12/1/2029	611,000	632,337
1.25%, 8/15/2030	380,000	357,088
3.25%, 12/1/2049	387,000	428,536
Stifel Financial Corp.
4.25%, 7/18/2024	467,000	500,812
4.00%, 5/15/2030	486,000	537,243

		44,561,816

Chemicals — 0.6%
EI du Pont de Nemours and Co.
1.70%, 7/15/2025	661,000	668,642
2.30%, 7/15/2030	77,000	78,161
NewMarket Corp. 2.70%, 3/18/2031	694,000	690,352
RPM International, Inc. 3.75%, 3/15/2027	441,000	479,151
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	283,000	295,962
3.45%, 8/1/2025	248,000	264,860
2.20%, 3/15/2032	111,000	108,904
4.50%, 6/1/2047	2,020,000	2,531,386
2.90%, 3/15/2052	1,389,000	1,361,831
Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	6,000	6,019

		6,485,268

Communications Equipment — 0.6%
Cisco Systems, Inc.
2.60%, 2/28/2023	39,000	39,988
3.63%, 3/4/2024	2,374,000	2,522,601
3.50%, 6/15/2025	1,802,000	1,949,783
2.50%, 9/20/2026(b)	800,000	842,301
5.90%, 2/15/2039	17,000	24,651
Juniper Networks, Inc.
2.00%, 12/10/2030	188,000	179,508
5.95%, 3/15/2041	572,000	761,437

		6,320,269

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Construction Materials — 0.0%(c)
Eagle Materials, Inc. 2.50%, 7/1/2031	321,000	317,511

Consumer Finance — 2 .3%
Ally Financial, Inc.
1.45%,10/2/2023	433,000	434,956
3.88%, 5/21/2024	1,608,000	1,694,534
5.13%, 9/30/2024	1,597,000	1,756,093
4.63%, 3/30/2025	55,000	60,146
5.80%, 5/1/2025(b)	1,536,000	1,742,466
8.00%, 11/1/2031	715,000	998,277
American Express Co.
3.40%,2/22/2024	498,000	522,696
3.00%, 10/30/2024	232,000	243,637
4.20%, 11/6/2025	777,000	858,485
3.13%, 5/20/2026	240,000	254,771
4.05%, 12/3/2042	926,000	1,115,273
American Express Credit Corp. 3.30%, 5/3/2027	726,000	780,931
Capital One Financial Corp. 3.20%,2/5/2025	376,000	396,106
Discover Financial Services
3.85%,11/21/2022	834,000	858,601
3.95%, 11/6/2024	1,192,000	1,272,261
3.75%, 3/4/2025	44,000	46,884
4.50%, 1/30/2026	20,000	21,999
4.10%, 2/9/2027	418,000	456,236
Synchrony Financial
2.85%,7/25/2022	3,310,000	3,351,775
4.38%, 3/19/2024	487,000	517,473
4.50%, 7/23/2025	142,000	154,178
3.70%, 8/4/2026	852,000	908,120
5.15%, 3/19/2029	4,444,000	5,168,130

		23,614,028

Containers & Packaging — 0.0%(c)
Avery Dennison Corp.
4.88%,12/6/2028	205,000	240,795
2.25%, 2/15/2032	12,000	11,688

		252,483

Diversified Financial Services — 0.1%
Block Financial LLC 3.88%,8/15/2030	714,000	760,453
Private Export Funding Corp. Series PP, 1.40%, 7/15/2028	335,000	329,489
Synchrony Bank 3.00%6/15/2022	450,000	454,948

		1,544,890

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV (Netherlands)
8.38%, 10/1/2030	567,000	808,587

Investments	Principal Amount ($)	Value ($)
Electric Utilities — 1.5%
Alabama Power Co. 3.13%, 7/15/2051	150,000	157,110
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	250,000	254,843
Emera US Finance LP (Canada)
2.64%, 6/15/2031(f)	1,225,000	1,224,035
4.75%, 6/15/2046	1,398,000	1,675,179
Enel Americas SA (Chile) 4.00%, 10/25/2026(b)	913,000	966,812
Enel Chile SA (Chile) 4.88%, 6/12/2028	401,000	445,660
Exelon Corp.
4.05%, 4/15/2030	1,239,000	1,392,456
4.70%, 4/15/2050	2,640,000	3,405,210
Georgia Power Co.
Series A, 3.25%, 3/15/2051	257,000	260,537
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	74,249
Iberdrola International BV (Spain)
5.81%, 3/15/2025	77,000	88,366
6.75%, 7/15/2036	222,000	332,379
Interstate Power and Light Co. 2.30%, 6/1/2030	10,000	10,062
Mississippi Power Co.
Series B, 3.10%, 7/30/2051	200,000	202,853
Southern Co. (The)
Series A, 3.70%, 4/30/2030	3,457,000	3,740,515
4.40%, 7/1/2046	80,000	94,708
Tampa Electric Co. 2.40%, 3/15/2031	51,000	51,804
Union Electric Co.
8.45%, 3/15/2039	60,000	101,319
3.90%, 9/15/2042	800,000	928,870

		15,406,967

Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	525,000	548,220
Amphenol Corp.
2.05%, 3/1/2025	380,000	389,367
4.35%, 6/1/2029(b)	51,000	58,439
2.80%, 2/15/2030	177,000	183,666
Teledyne Technologies, Inc.
0.65%, 4/1/2023	131,000	130,497
0.95%, 4/1/2024	715,000	710,102
1.60%, 4/1/2026	363,000	360,518
2.75%, 4/1/2031	57,000	58,106

		2,438,915

Entertainment — 0.2%
Activision Blizzard, Inc.
3.40%, 9/15/2026	189,000	202,457

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.40%, 6/15/2027	199,000	214,460
4.50%, 6/15/2047(b)	857,000	1,035,870
2.50%, 9/15/2050	811,000	706,182
Electronic Arts, Inc. 4.80%, 3/1/2026	353,000	396,292

		2,555,261

Food & Staples Retailing — 0.1%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	172,000	225,910
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	491,000	678,277

		904,187

Food Products — 0.1%
Flowers Foods, Inc.
3.50%, 10/1/2026	487,000	525,415
2.40%, 3/15/2031	259,000	256,506

		781,921

Gas Utilities — 0.1%
National Fuel Gas Co.
3.75%, 3/1/2023	111,000	114,020
5.50%, 1/15/2026	624,000	707,460
4.75%, 9/1/2028	536,000	594,465

		1,415,945

Health Care Equipment & Supplies — 0.6%
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	708,000	747,850
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,013,000	1,144,617
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	547,000	813,276
5.00%, 3/15/2042	982,000	1,266,072
STERIS Irish FinCo. UnLtd Co. 3.75%, 3/15/2051	2,101,000	2,331,297

		6,303,112

Health Care Providers & Services — 0.2%
AmerisourceBergen Corp.
0.74%, 3/15/2023	242,000	241,930
3.40%, 5/15/2024	525,000	550,684
3.25%, 3/1/2025	255,000	268,931
3.45%, 12/15/2027	429,000	460,940
4.25%, 3/1/2045	350,000	407,671
4.30%, 12/15/2047	175,000	206,742

		2,136,898

Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.
3.85%, 5/1/2027	605,000	654,985
4.55%, 2/15/2048	127,000	150,517

		805,502

Household Durables — 0.2%
Harman International Industries, Inc. 4.15%, 5/15/2025	100,000	108,213

Investments	Principal Amount ($)	Value ($)
PulteGroup, Inc.
7.88%, 6/15/2032	137,000	196,610
6.00%, 2/15/2035	1,423,000	1,845,279

		2,150,102

Household Products — 0.1%
Church & Dwight Co., Inc.
3.15%, 8/1/2027	61,000	64,955
3.95%, 8/1/2047	659,000	796,871

		861,826

Independent Power and Renewable Electricity Producers — 0.2%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	751,000	788,842
Exelon Generation Co. LLC 5.60%, 6/15/2042	175,000	209,632
Southern Power Co. 0.90%, 1/15/2026	47,000	45,576
Series F, 4.95%, 12/15/2046	810,000	1,002,155

		2,046,205

Industrial Conglomerates — 0.0%(c)
Pentair Finance SARL 4.50%, 7/1/2029	234,000	266,314

Insurance — 0.0%(c)
Loews Corp.
3.75%, 4/1/2026	11,000	11,978
3.20%, 5/15/2030	16,000	17,094
6.00%, 2/1/2035	23,000	30,946
4.13%, 5/15/2043	239,000	281,545

		341,563

Interactive Media & Services — 0.8%
Alphabet, Inc.
3.38%, 2/25/2024	1,858,000	1,961,454
0.45%, 8/15/2025	3,023,000	2,952,645
2.00%, 8/15/2026(b)	1,204,000	1,239,865
1.90%, 8/15/2040	154,000	141,148
2.25%, 8/15/2060(b)	406,000	370,071
Weibo Corp. (China) 3.50%, 7/5/2024	1,241,000	1,280,360
3.38%, 7/8/2030	497,000	494,177

		8,439,720

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China)
4.50%, 11/28/2034	405,000	466,360
4.00%, 12/6/2037	202,000	220,304
3.15%, 2/9/2051	546,000	521,839
4.40%, 12/6/2057	1,800,000	2,115,235
3.25%, 2/9/2061	540,000	518,261
JD.com, Inc. (China)
3.88%, 4/29/2026	420,000	450,921
4.13%, 1/14/2050	1,670,000	1,807,713

		6,100,633

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
IT Services — 0.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,908,000	1,904,508

Leisure Products — 0.1%
Brunswick Corp. 2.40%, 8/18/2031	1,584,000	1,529,943

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 3.88%, 7/15/2023(b)	334,000	347,798
3.05%, 9/22/2026	50,000	52,948
Illumina, Inc. 0.55%, 3/23/2023	335,000	333,467
PerkinElmer, Inc. 3.30%, 9/15/2029	175,000	185,790

		920,003

Machinery — 0.2%
Dover Corp. 5.38%, 10/15/2035	17,000	21,478
IDEX Corp. 3.00%, 5/1/2030	1,115,000	1,169,810
Oshkosh Corp. 3.10%, 3/1/2030	598,000	625,033

		1,816,321

Media — 0.4%
Charter Communications Operating LLC 5.13%, 7/1/2049	2,987,000	3,509,220
Interpublic Group of Cos., Inc. (The)
4.75%, 3/30/2030	928,000	1,086,651
5.40%, 10/1/2048	30,000	42,403

		4,638,274

Metals & Mining — 2.0%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,504,000	2,070,452
Newmont Corp.
2.80%, 10/1/2029	944,000	970,049
2.25%, 10/1/2030	68,000	66,426
5.88%, 4/1/2035	353,000	462,969
6.25%, 10/1/2039	534,000	752,318
4.88%, 3/15/2042	519,000	652,034
5.45%, 6/9/2044	843,000	1,145,696
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	1,188,000	1,667,761
6.13%, 12/15/2033(b)	739,000	1,024,414
5.75%, 6/1/2035	106,000	144,675
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	383,000	495,425
4.13%, 8/21/2042	1,219,000	1,468,672
Southern Copper Corp. (Peru)
3.50%, 11/8/2022	189,000	193,037
3.88%, 4/23/2025	1,299,000	1,390,337

Investments	Principal Amount ($)	Value ($)
6.75%, 4/16/2040	100,000	138,430
5.25%, 11/8/2042	178,000	221,469
5.88%, 4/23/2045	1,745,000	2,364,538
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,483,000	1,686,872
3.75%, 7/8/2030(b)	454,000	456,568
6.88%, 11/21/2036	451,000	580,171
6.88%, 11/10/2039(b)	436,000	572,770
Vale SA (Brazil) 5.63%, 9/11/2042	2,111,000	2,461,228

		20,986,311

Multiline Retail — 0.1%
Dollar General Corp.
3.50%, 4/3/2030	495,000	537,333
4.13%, 4/3/2050	730,000	862,036

		1,399,369

Multi-Utilities — 0.2%
Ameren Corp.
2.50%, 9/15/2024	762,000	785,150
3.65%, 2/15/2026	224,000	240,367
1.75%, 3/15/2028	222,000	216,270
3.50%, 1/15/2031	289,000	314,333
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	687,000	645,892
4.40%, 6/1/2043	12,000	13,953
4.40%, 5/30/2047	111,000	132,435

		2,348,400

Oil, Gas & Consumable Fuels — 2.8%
Boardwalk Pipelines LP 4.80%, 5/3/2029	278,000	314,266
Burlington Resources LLC
7.20%, 8/15/2031	179,000	253,081
7.40%, 12/1/2031	250,000	360,323
5.95%, 10/15/2036	376,000	513,510
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	100,000	102,029
2.05%, 7/15/2025	1,967,000	1,989,135
5.85%, 2/1/2035(b)	1,990,000	2,501,162
4.95%, 6/1/2047	1,200,000	1,485,478
Conoco Funding Co. 7.25%, 10/15/2031	201,000	285,270
ConocoPhillips
3.75%, 10/1/2027(f)	267,000	291,198
5.90%, 10/15/2032	323,000	426,072
5.90%, 5/15/2038	30,000	41,218
6.50%, 2/1/2039	1,153,000	1,686,569
ConocoPhillips Co.
4.95%, 3/15/2026(b)	828,000	935,216
6.95%, 4/15/2029	82,000	107,816
5.95%, 3/15/2046(b)	33,000	49,652

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Continental Resources, Inc. 3.80%, 6/1/2024	853,000	889,304
Devon Energy Corp.
4.50%, 1/15/2030(f)	2,847,000	3,058,738
7.95%, 4/15/2032	243,000	344,858
5.60%, 7/15/2041	1,785,000	2,243,916
Eni USA, Inc. (Italy) 7.30%, 11/15/2027(b)	104,000	132,705
EOG Resources, Inc.
4.38%, 4/15/2030	631,000	726,095
3.90%, 4/1/2035	572,000	645,738
4.95%, 4/15/2050	313,000	422,026
Equinor ASA (Norway)
2.65%, 1/15/2024	313,000	323,678
3.25%, 11/10/2024	27,000	28,578
3.95%, 5/15/2043	56,000	65,320
Hess Corp.
7.30%, 8/15/2031	1,272,000	1,700,457
5.60%, 2/15/2041(b)	2,666,000	3,286,050
HollyFrontier Corp.
5.88%, 4/1/2026	318,000	358,025
4.50%, 10/1/2030(b)	973,000	1,045,719
Magellan Midstream Partners LP
5.00%, 3/1/2026	10,000	11,242
3.25%, 6/1/2030	100,000	105,328
5.15%, 10/15/2043	335,000	409,584
4.25%, 9/15/2046(b)	272,000	311,001
4.20%, 10/3/2047	200,000	221,125
3.95%, 3/1/2050	589,000	631,342
Pioneer Natural Resources Co.
0.55%, 5/15/2023	72,000	71,670
4.45%, 1/15/2026	494,000	543,127
1.90%, 8/15/2030	213,000	201,784
Tosco Corp. 8.13%, 2/15/2030	65,000	92,317

		29,211,722

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/2024	310,000	318,186
3.15%, 3/15/2027	185,000	199,357
2.60%, 4/15/2030	58,000	60,473
6.00%, 5/15/2037	130,000	186,502
4.38%, 6/15/2045	191,000	243,664
4.15%, 3/15/2047	175,000	222,762
3.13%, 12/1/2049	323,000	354,449

		1,585,393

Pharmaceuticals — 0.9%
Johnson & Johnson
2.45%, 3/1/2026(b)	61,000	63,549
2.95%, 3/3/2027(b)	429,000	458,227
2.90%, 1/15/2028	220,000	235,085
6.95%, 9/1/2029	50,000	68,229
3.63%, 3/3/2037	53,000	61,231
5.95%, 8/15/2037	25,000	36,241

Investments	Principal Amount ($)	Value ($)
3.40%, 1/15/2038	495,000	558,859
5.85%, 7/15/2038	125,000	181,169
4.50%, 9/1/2040	73,000	93,008
4.50%, 12/5/2043	25,000	32,199
3.70%, 3/1/2046	1,699,000	2,029,834
3.75%, 3/3/2047	228,000	275,079
3.50%, 1/15/2048	838,000	980,165
Zoetis, inc.
3.25%, 2/1/2023	868,000	886,657
4.50%, 11/13/2025	10,000	11,073
3.00%, 9/12/2027	625,000	659,358
3.90%, 8/20/2028	630,000	703,556
2.00%, 5/15/2030	1,255,000	1,231,698
4.70%, 2/1/2043	205,000	262,602
3.95%, 9/12/2047	381,000	456,228
4.45%, 8/20/2048	201,000	260,553

		9,544,600

Professional Services — 0.3%
Thomson Reuters Corp. (Canada)
3.35%, 5/15/2026	1,465,000	1,563,761
5.50%, 8/15/2035	76,000	98,726
5.85%, 4/15/2040	25,000	35,187
5.65%, 11/23/2043(b)	1,201,000	1,675,203

		3,372,877

Semiconductors & Semiconductor Equipment — 0.9%
Micron Technology, Inc.
4.98%, 2/6/2026	698,000	782,062
4.19%, 2/15/2027(b)	364,000	399,995
5.33%, 2/6/2029	110,000	129,492
4.66%, 2/15/2030	220,000	252,157
3.48%, 11/1/2051	359,000	363,567
NVIDIA Corp.
3.20%, 9/16/2026(b)	154,000	166,444
2.85%, 4/1/2030(b)	835,000	885,109
3.50%, 4/1/2050(b)	538,000	621,936
3.70%, 4/1/2060	1,333,000	1,597,933
Texas Instruments, Inc.
2.90%, 11/3/2027	230,000	247,025
1.75%, 5/4/2030	552,000	543,164
3.88%, 3/15/2039	669,000	801,873
4.15%, 5/15/2048	1,384,000	1,768,986
TSMC Arizona Corp. (Taiwan) 3.25%, 10/25/2051	488,000	526,279

		9,086,022

Software — 0.2%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	865,000	935,176
Citrix Systems, Inc.
1.25%, 3/1/2026	638,000	619,477
4.50%, 12/1/2027	777,000	845,652

		2,400,305

Specialty Retail — 0.3%
Advance Auto Parts, Inc.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.90%, 4/15/2030	1,596,000	1,751,422
Best Buy Co., Inc.
4.45%, 10/1/2028	734,000	834,786
1.95%, 10/1/2030(b)	175,000	168,054
Tractor Supply Co. 1.75%, 11/1/2030	585,000	555,904

		3,310,166

Technology Hardware, Storage & Peripherals — 0.5%
HP, Inc.
2.20%, 6/17/2025	798,000	817,028
1.45%, 6/17/2026(b)(f)	1,383,000	1,362,254
3.00%, 6/17/2027	1,471,000	1,550,181
6.00%, 9/15/2041	942,000	1,251,956

		4,981,419

Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc. 3.05%, 3/15/2032	596,000	602,788

Tobacco — 0.0%(c)
Altria Group, Inc. 5.95%, 2/14/2049(b)	282,000	358,045

Trading Companies & Distributors — 0.2%
WW Grainger, Inc.
1.85%, 2/15/2025	887,000	903,204
4.60%, 6/15/2045(b)	757,000	992,078
4.20%, 5/15/2047	212,000	269,976

		2,165,258

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	2,978,000	3,233,498
6.38%, 3/1/2035	129,000	180,414
4.38%, 4/22/2049	1,140,000	1,419,212

		4,833,124

TOTAL CORPORATE BONDS (Cost $267,000,001)		268,976,125

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	21,646
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	31,541
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	67,406
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	63,465

Investments	Principal Amount ($)	Value ($)
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	150,465
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	21,927
Series 2018-BN10, Class AS, 3.90%, 2/15/2061(g)	180,000	194,832
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	107,747
Series 2018-BN13, Class C, 4.72%, 8/15/2061‡(g)	500,000	552,302
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	275,767
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	45,671
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051(g)	50,000	54,750
Series 2018-B2, Class B, 4.34%, 2/15/2051‡(g)	20,000	22,128
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	124,885
Series 2018-B6, Class A2, 4.20%, 10/10/2051	38,130	39,469
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	45,594
Series 2020-B16, Class AM, 2.94%, 2/15/2053‡(g)	180,000	186,915
Series 2019-B13, Class A3, 2.70%, 8/15/2057	450,000	467,295
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	78,082
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	21,199
Series 2017-CD6, Class AM, 3.71%, 11/13/2050(g)	30,000	31,852
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, REIT, 3.57%, 6/15/2050	30,000	32,201
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	21,087
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	9,599	9,904
Series 2014-GC23, Class B, 4.17%, 7/10/2047‡(g)	30,000	31,784
Series 2015-GC29, Class C, 4.29%, 4/10/2048‡(g)	40,000	42,043
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	88,437	91,598

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	1,000,000	1,067,838
COMM Mortgage Trust Series 2015-PC1, Class A5, 3.90%, 7/10/2050	300,000	321,399
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.40%, 7/10/2045(g)	120,000	124,850
Series 2013-CR6, Class A4, 3.10%, 3/10/2046	20,000	20,249
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	10,995	11,294
Series 2013-CR13, Class B, 5.04%, 11/10/2046‡(g)	364,000	385,269
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047(g)	40,000	42,415
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	40,728	42,106
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	140,000	146,685
Series 2015-LC19, Class A4, 3.18%, 2/10/2048	250,000	261,661
Series 2015-LC21, Class AM, 4.04%, 7/10/2048(g)	30,000	32,118
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	30,000	32,227
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	30,000	32,038
Series 2015-C3, Class B, 4.26%, 8/15/2048‡(g)	500,000	512,483
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	28,970
Series 2019-C15, Class A4, 4.05%, 3/15/2052	210,000	235,105
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	22,935
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	21,443
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K029, Class A2, 3.32%, 2/25/2023(g)	148,880	152,909
Series K036, Class A2, 3.53%, 10/25/2023(g)	162,000	168,458
Series K725, Class AM, 3.10%, 2/25/2024(g)	50,000	51,981
Series K728, Class A2, 3.06%, 8/25/2024(g)	49,543	51,690
Series K040, Class A2, 3.24%, 9/25/2024	70,000	73,895

Investments	Principal Amount ($)	Value ($)
Series K731, Class A2, 3.60%, 2/25/2025(g)	50,000	53,159
Series K733, Class A2, 3.75%, 8/25/2025	500,000	539,297
Series K051, Class A2, 3.31%, 9/25/2025	40,000	42,854
Series K734, Class A2, 3.21%, 2/25/2026	370,000	394,505
Series K735, Class A2, 2.86%, 5/25/2026	50,000	52,882
Series K057, Class A2, 2.57%, 7/25/2026	63,000	66,209
Series K063, Class A1, 3.05%, 8/25/2026	41,031	42,746
Series K072, Class A2, 3.44%, 12/25/2027	400,000	443,436
Series K084, Class A2, 3.78%, 10/25/2028(g)	500,000	566,707
Series K085, Class A2, 4.06%, 10/25/2028(g)	840,000	967,408
Series K096, Class A2, 2.52%, 7/25/2029	295,000	312,563
Series K099, Class A2, 2.60%, 9/25/2029	100,000	106,566
Series K100, Class A2, 2.67%, 9/25/2029	400,000	428,638
Series K159, Class A2, 3.95%, 11/25/2030(g)	400,000	466,520
Series K125, Class A2, 1.85%, 1/25/2031	300,000	302,827
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	82,024
Series K156, Class A3, 3.70%, 6/25/2033(g)	91,000	106,730
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	165,206
Series K-1513, Class A3, 2.80%, 8/25/2034	325,000	349,410
Series K-1514, Class A2, 2.86%, 10/25/2034	400,000	433,212
Series K-1518, Class A2, 1.86%, 10/25/2035	300,000	292,200
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023(g)	24,057	24,999
Series 2014-M3, Class A2, 3.50%, 1/25/2024(g)	22,856	23,773
Series 2017-M10, Class AV2, 2.64%, 7/25/2024(g)	46,936	48,361
Series 2016-M6, Class A1, 2.14%, 5/25/2026	7,774	7,845
Series 2016-M11, Class A1, 2.08%, 7/25/2026	39,579	40,390

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (g)	171,053	178,360
Series 2017-M2, Class A2, 2.88%, 2/25/2027 (g)	424,584	451,049
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	330,000	351,004
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (g)	176,263	190,756
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (g)	40,000	44,495
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	450,000	505,615
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (g)	85,000	95,503
Series 2019-M22, Class A2, 2.52%, 8/25/2029	650,000	689,626
Series 2018-M13, Class A1, 3.82%, 3/25/2030 (g)	9,953	10,674
GS Mortgage Securities Trust
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	77,671	78,555
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	13,762	14,225
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	179,988
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	38,765	40,459
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	26,436
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	222,811
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	260,000	276,656
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.24%, 7/15/2045 ‡(g)	26,000	26,587
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡(g)	40,000	41,577
Series 2015-C31, Class A3, 3.80%, 8/15/2048	39,835	42,527
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	20,569
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡(g)	20,000	20,898
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	7,260	7,313
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	15,583	15,767

Investments	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4, 3.10%, 5/15/2046	30,000	30,685
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	41,569
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	40,264	41,657
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	42,726
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	476,154
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	320,094
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	550,000	577,255
Series 2017-H1, Class C, 4.28%, 6/15/2050 ‡(g)	25,000	26,512
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	56,401
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	107,514
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	753,915
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	42,311
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	74,911
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	54,659
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4, 3.18%, 3/10/2046	40,000	40,741
Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,117
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (g)	300,000	313,146
Series 2015-C27, Class A4, 3.19%, 2/15/2048	33,424	34,465
Series 2015-C28, Class A4, 3.54%, 5/15/2048	20,000	21,241
Series 2015-C29, Class A4, 3.64%, 6/15/2048	120,000	127,955
Series 2018-C45, Class A3, 3.92%, 6/15/2051	44,672	49,329
Series 2019-C51, Class A3, 3.06%, 6/15/2052	500,000	529,639

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	133,025
Series 2020-C55, Class A5, 2.73%, 2/15/2053	240,000	250,654
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	61,079
Series 2012-C10, Class A3, 2.88%, 12/15/2045	340,000	344,811
Series 2014-C22, Class A4, 3.49%, 9/15/2057	39,763	41,373
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	26,446

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,199,386)		21,205,874

FOREIGN GOVERNMENT SECURITIES — 1.7%
Canada Government Bond (Canada)
2.63%, 1/25/2022	40,000	40,146
1.63%, 1/22/2025	790,000	807,006
Export Development Canada (Canada) 2.63%, 2/21/2024 (b)	370,000	385,398
Export-Import Bank of Korea (South Korea)
0.38%, 2/9/2024	200,000	198,204
2.50%, 6/29/2041	432,000	445,431
FMS Wertmanagement AoeR (Germany) 2.75%, 1/30/2024	200,000	208,703
Hungary Government Bond (Hungary) 5.38%, 2/21/2023	70,000	73,813
Italian Republic Government Bond (Italy)
1.25%, 2/17/2026	400,000	391,112
5.38%, 6/15/2033	427,000	534,172
Japan Bank for International Cooperation (Japan)
0.50%, 4/15/2024	200,000	198,264
3.00%, 5/29/2024 (b)	201,000	211,316
2.50%, 5/28/2025	220,000	230,018
2.88%, 6/1/2027	202,000	216,812
2.88%, 7/21/2027	218,000	234,131
3.50%, 10/31/2028	650,000	732,344
Oriental Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	9,667	10,052
4.50%, 8/14/2024	140,000	148,214
4.38%, 10/27/2027	80,000	90,008
5.10%, 6/18/2050	113,000	146,712
Province of Alberta (Canada)
3.35%, 11/1/2023	100,000	105,099
2.95%, 1/23/2024	50,000	52,321
1.00%, 5/20/2025	100,000	99,545

Investments	Principal Amount ($)	Value ($)
Province of British Columbia (Canada)
1.75%, 9/27/2024 (b)	940,000	962,183
2.25%, 6/2/2026	299,000	312,369
1.30%, 1/29/2031 (b)	165,000	160,619
Province of Ontario (Canada)
3.40%, 10/17/2023 (b)	257,000	270,021
3.05%, 1/29/2024	155,000	162,599
2.50%, 4/27/2026	10,000	10,523
2.30%, 6/15/2026	30,000	31,323
1.05%, 5/21/2027	10,000	9,781
2.00%, 10/2/2029	25,000	25,606
Province of Quebec (Canada)
1.50%, 2/11/2025	415,000	420,855
0.60%, 7/23/2025	428,000	419,774
2.50%, 4/20/2026	122,000	128,545
1.35%, 5/28/2030 (b)	326,000	318,138
Republic of Chile (Chile)
2.55%, 1/27/2032 (b)	200,000	199,244
3.25%, 9/21/2071	500,000	468,375
Republic of Indonesia (Indonesia)
3.40%, 9/18/2029	200,000	214,417
3.85%, 10/15/2030	200,000	222,802
3.50%, 2/14/2050	200,000	202,721
Republic of Korea (South Korea)
5.63%, 11/3/2025	200,000	233,348
4.13%, 6/10/2044	200,000	265,759
Republic of Panama (Panama)
7.13%, 1/29/2026	100,000	119,957
8.88%, 9/30/2027	33,000	44,196
9.38%, 4/1/2029	126,000	180,058
6.70%, 1/26/2036	96,000	126,274
4.50%, 5/15/2047	200,000	214,852
4.50%, 4/1/2056	200,000	213,707
Republic of Peru (Peru)
2.39%, 1/23/2026	291,000	295,359
1.86%, 12/1/2032	52,000	47,190
3.23%, 7/28/2121	816,000	676,902
Republic of Philippines (Philippines)
7.50%, 9/25/2024	250,000	279,959
9.50%, 10/21/2024	125,000	153,929
10.63%, 3/16/2025	72,000	93,537
9.50%, 2/2/2030	47,000	72,440
3.70%, 2/2/2042	320,000	343,568
2.95%, 5/5/2045	444,000	429,374
Republic of Poland (Poland) 3.25%, 4/6/2026	325,000	347,741
State of Israel Government Bond (Israel)
3.15%, 6/30/2023	200,000	207,434
2.88%, 3/16/2026	200,000	211,874
Svensk Exportkredit AB (Sweden)
1.75%, 12/12/2023	200,000	204,228
0.38%, 7/30/2024	464,000	457,827

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
United Mexican States (Mexico)
8.00%, 9/24/2022	26,000	27,679
3.90%, 4/27/2025	452,000	485,733
4.50%, 4/22/2029	280,000	311,038
3.25%, 4/16/2030	300,000	306,155
6.75%, 9/27/2034	265,000	349,238
5.55%, 1/21/2045	184,000	217,624
4.60%, 1/23/2046	200,000	210,177
5.75%, 10/12/2110	394,000	446,640

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $17,637,950)		17,672,513

U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FFCB Funding Corp.
0.53%, 1/18/2022	88,000	88,052
0.25%, 6/2/2022	140,000	140,047
1.85%, 8/5/2022	34,000	34,368
0.13%, 11/23/2022	871,000	869,528
0.57%, 7/2/2024	45,000	44,728
1.30%, 3/30/2027	820,000	811,715
FHLB
1.88%, 12/9/2022	10,000	10,160
3.00%, 12/9/2022	70,000	71,867
1.38%, 2/17/2023	120,000	121,406
2.13%, 3/10/2023	75,000	76,666
3.38%, 12/8/2023	100,000	105,573
2.50%, 2/13/2024	890,000	926,406
1.50%, 8/15/2024	10,000	10,185
2.88%, 9/13/2024	130,000	137,326
2.75%, 12/13/2024	100,000	105,564
2.38%, 3/14/2025	35,000	36,565
3.25%, 11/16/2028	1,400,000	1,565,841
2.13%, 9/14/2029	100,000	104,048
5.63%, 3/14/2036	50,000	72,511
5.50%, 7/15/2036	35,000	51,211
FHLMC
0.38%, 4/20/2023	795,000	794,698
0.38%, 5/5/2023	600,000	599,742
2.75%, 6/19/2023	282,000	292,103
0.25%, 6/26/2023	210,000	209,324
0.25%, 8/24/2023	650,000	647,172
1.50%, 2/12/2025	379,000	385,623
0.38%, 7/21/2025	73,000	71,248
0.38%, 9/23/2025	10,000	9,726
2.63%, 12/14/2029 (h)	80,000	70,522
6.25%, 7/15/2032	120,000	174,093
FNMA
0.25%, 7/10/2023	10,000	9,965
0.30%, 8/3/2023	1,022,000	1,018,047
2.88%, 9/12/2023	400,000	416,560

Investments	Principal Amount ($)	Value ($)
2.50%, 2/5/2024	161,000	167,512
2.63%, 9/6/2024	254,000	266,603
1.63%, 10/15/2024	10,000	10,212
0.63%, 4/22/2025	120,000	118,533
0.50%, 6/17/2025	455,000	446,350
2.13%, 4/24/2026	175,000	182,302
1.88%, 9/24/2026	103,000	106,223
6.25%, 5/15/2029	310,000	413,889
7.13%, 1/15/2030	31,000	44,327
0.88%, 8/5/2030	1,080,000	1,019,665
6.63%, 11/15/2030	108,000	153,207
6.21%, 8/6/2038	45,000	72,968
Tennessee Valley Authority
0.75%, 5/15/2025	83,000	82,286
7.13%, 5/1/2030	166,000	239,005
1.50%, 9/15/2031	74,000	73,167
Series B, 4.70%, 7/15/2033	612,000	790,990
6.15%, 1/15/2038	35,000	53,926
3.50%, 12/15/2042	95,000	113,345
5.38%, 4/1/2056	39,000	65,658
4.25%, 9/15/2065	51,000	75,710

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,549,233)		14,578,468

SUPRANATIONAL — 1.4%
African Development Bank (Supranational)
0.75%, 4/3/2023	540,000	542,170
3.00%, 9/20/2023	100,000	104,377
Asian Development Bank (Supranational)
1.63%, 1/24/2023	125,000	126,835
2.75%, 3/17/2023	64,000	65,941
1.50%, 10/18/2024	60,000	61,070
2.00%, 1/22/2025	100,000	103,277
0.63%, 4/29/2025	100,000	98,758
0.50%, 2/4/2026	535,000	522,074
2.50%, 11/2/2027	164,000	174,676
2.75%, 1/19/2028	100,000	108,317
3.13%, 9/26/2028	80,000	88,900
1.88%, 1/24/2030	93,000	96,155
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	30,000	31,066
0.50%, 10/30/2024	45,000	44,466
0.50%, 5/28/2025	159,000	155,998
0.50%, 1/27/2026	400,000	390,050
Council of Europe Development Bank (Supranational)
2.63%, 2/13/2023	229,000	235,020
1.38%, 2/27/2025	291,000	294,756

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
European Investment Bank (Supranational)
2.00%, 12/15/2022	137,000	139,343
2.50%, 3/15/2023	1,284,000	1,318,543
0.25%, 9/15/2023(b)	714,000	710,202
3.25%, 1/29/2024	161,000	169,879
2.63%, 3/15/2024	10,000	10,435
1.88%, 2/10/2025	479,000	493,052
0.38%, 12/15/2025	811,000	787,202
0.38%, 3/26/2026	2,515,000	2,436,043
1.63%, 10/9/2029	130,000	131,608
0.75%, 9/23/2030	64,000	60,304
Inter-American Development Bank (Supranational)
2.50%, 1/18/2023	214,000	219,141
0.50%, 5/24/2023	500,000	500,445
0.88%, 4/3/2025	150,000	149,474
7.00%, 6/15/2025	91,000	109,496
0.63%, 7/15/2025	100,000	98,479
3.13%, 9/18/2028	109,000	120,957
2.25%, 6/18/2029	167,000	176,289
3.20%, 8/7/2042	15,000	17,760
4.38%, 1/24/2044	321,000	449,618
International Bank for Reconstruction & Development (Supranational)
3.00%, 9/27/2023	240,000	250,632
2.50%, 3/19/2024	110,000	114,489
1.50%, 8/28/2024	500,000	509,244
2.50%, 11/25/2024	50,000	52,377
1.63%, 1/15/2025	150,000	153,222
0.63%, 4/22/2025	508,000	501,806
2.50%, 7/29/2025	70,000	73,620
3.13%, 11/20/2025	70,000	75,511
1.75%, 10/23/2029	331,000	337,760
1.62%, 3/11/2030	500,000	491,471
0.88%, 5/14/2030	61,000	58,294
4.75%, 2/15/2035	240,000	321,283
International Finance Corp. (Supranational) 2.00%, 10/24/2022	203,000	206,097

TOTAL SUPRANATIONAL (Cost $14,508,416)		14,487,982

MUNICIPAL BONDS — 0.6%(i)
California — 0.3%
Bay Area Toll Authority, Toll Bridge
Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	61,467
Series 2009F-2, Rev., 6.26%, 4/1/2049	100,000	166,838

Investments	Principal Amount ($)	Value ($)
East Bay Municipal Utility District, Water System
Series 2010B, Rev., 5.87%, 6/1/2040	155,000	226,555
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	466,608
Los Angeles Unified School District, Build America Bonds GO, 5.75%, 7/1/2034	20,000	26,562
Series 2010RY, GO, 6.76%, 7/1/2034	105,000	148,500
Regents of the University of California Medical Center Pooled
Series H, Rev., 6.55%, 5/15/2048	40,000	62,863
Series 2020N, Rev., 3.71%, 5/15/2120	165,000	189,207
Santa Clara Valley Transportation Authority, Measure A Sales Tax, Build America Bonds Series 2010A, Rev., 5.88%, 4/1/2032	215,000	264,618
State of California, Build America Bonds
GO, 7.50%, 4/1/2034	245,000	377,793
GO, 7.55%, 4/1/2039	400,000	673,402
GO, 7.60%, 11/1/2040	25,000	43,524
University of California, Taxable Series 2020BG, Rev., 1.61%, 5/15/2030	235,000	228,751

Total California		2,936,688

Connecticut — 0.0%(c)
State of Connecticut, Teachers Retirement FD Series A, GO, 5.85%, 3/15/2032	75,000	97,909

Florida — 0.1%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.26%, 7/1/2025	775,000	774,274

Illinois — 0.1%
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	33,981
Metropolitan Water Reclamation District of Greater Chicago, Build America Bonds GO, 5.72%, 12/1/2038	55,000	76,029

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sales Tax Securitization Corp.
Series 2019A, Rev., 4.64%, 1/1/2040	60,000	72,562
State of Illinois, Taxable Pension GO, 5.10%, 6/1/2033	410,000	478,404

Total Illinois		660,976

Missouri — 0.0%(c)
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	57,629

Nebraska — 0.0%(c)
University of Nebraska Facilities Corp., Taxable Series 2019A, Rev., 3.04%, 10/1/2049	50,000	54,722

New Jersey — 0.0%(c)
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL-RE, 7.43%, 2/15/2029	35,000	44,454
New Jersey Transportation Trust Fund Authority, Transportation System, Build America Bonds Series 2010C, Rev., 5.75%, 12/15/2028	25,000	29,405
New Jersey Turnpike Authority, Build America Bonds Series F, Rev., 7.41%, 1/1/2040	250,000	414,036
Rutgers The State University of New Jersey Series 2019P, Rev., 3.92%, 5/1/2119	55,000	67,505

Total New Jersey		555,400

New York — 0.0%(c)
City of New York, Fiscal Year 2010 Series A-2, GO, 5.21%, 10/1/2031	25,000	30,179
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010, Build America Bonds Series GG, Rev., 5.72%, 6/15/2042	40,000	60,318
New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	30,891

Investments	Principal Amount ($)	Value ($)
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019B, Rev., 3.90%, 3/15/2033	65,000	71,919
Port Authority of New York and New Jersey, Consolidated Series 182, Rev., 5.31%, 8/1/2046	60,000	65,619
Series 192, Rev., 4.81%, 10/15/2065	120,000	170,582

Total New York		429,508

Ohio — 0.0%(c)
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010B, Rev., 7.83%, 2/15/2041	25,000	42,140

Oregon — 0.0%(c)
State of Oregon GO, 5.89%, 6/1/2027	55,000	64,763

Texas — 0.1%
City of Houston GO, 3.96%, 3/1/2047	40,000	48,356
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	104,961
Permanent University Fund - Texas A&M University System Series B, Rev., 3.66%, 7/1/2047	20,000	21,621
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	60,588
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	173,248
Texas Transportation Commission State Highway Fund, First Tier Series 2010B, Rev., 5.18%, 4/1/2030	125,000	150,975

Total Texas		559,749

Virginia — 0.0%(c)
University of Virginia, Federally Taxable
Rev., 2.26%, 9/1/2050	390,000	379,491

TOTAL MUNICIPAL BONDS (Cost $6,454,241)		6,613,249

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class C, 3.50%, 1/18/2024	13,529	13,669
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1, 2.84%, 12/15/2024	50,000	50,265
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,153
Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	413,141
CarMax Auto Owner Trust
Series 2018-1, Class A4, 2.64%, 6/15/2023	15,299	15,354
Series 2019-3, Class A3, 2.18%, 8/15/2024	348,471	352,017
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	51,369
Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	114,855
Discover Card Execution Note Trust Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,537
Ford Credit Floorplan Master Owner Trust A Series 2019-3, Class A1, 2.23%, 9/15/2024	75,000	76,086
GM Financial Automobile Leasing Trust Series 2020-3, Class A3, 0.45%, 8/21/2023	885,000	885,690
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	368,727	371,543
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	17,788	17,848
Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	91,124	92,746

Investments	Principal Amount ($)	Value ($)
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	52,012
Toyota Auto Receivables Owner Trust Series 2019-D, Class A3, 1.92%, 1/16/2024	37,054	37,338
World Omni Select Auto Trust Series 2019-A, Class D, 2.59%, 12/15/2025	182,000	185,197

TOTAL ASSET-BACKED SECURITIES (Cost $2,742,265)		2,757,820

	Shares
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(j)(k) (Cost $12,842,677)	12,842,677	12,842,677

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.10%(j)(k)	12,498,850	12,497,600
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.03%(j) (k)	2,522,580	2,522,580

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $15,020,930)		15,020,180

TOTAL SHORT-TERM INVESTMENTS (COST $27,863,607)		27,862,857

Total Investments — 101.7% (Cost $1,067,689,761)		1,066,955,244
Liabilities in Excess of Other Assets — (1.7)%		(17,938,229)

Net Assets — 100.0%		1,049,017,015

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $14,467,004.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(h)	The rate shown is the effective yield as of November 30, 2021.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,757,820	$—	$2,757,820
Commercial Mortgage-Backed Securities	—	19,315,807	1,890,067	21,205,874
Corporate Bonds	—	268,976,125	—	268,976,125
Foreign Government Securities	—	17,672,513	—	17,672,513
Mortgage-Backed Securities	—	286,110,557	—	286,110,557
Municipal Bonds	—	6,613,249	—	6,613,249
Supranational	—	14,487,982	—	14,487,982
U.S. Government Agency Securities	—	14,578,468	—	14,578,468
U.S. Treasury Obligations	—	406,689,799	—	406,689,799
Short-Term Investments
Investment Companies	12,842,677	—	—	12,842,677
Investment of Cash Collateral from Securities Loaned	15,020,180	—	—	15,020,180

Total Short-Term Investments	27,862,857	—	—	27,862,857

Total Investments in Securities	$27,862,857	$1,037,202,320	$1,890,067	$1,066,955,244

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.10%(a)(b)	$18,499,300	$37,000,000	$43,000,000	$(950)	$(750)	$12,497,600	12,498,850	$5,314	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	97,952,516	85,109,839	—	—	12,842,677	12,842,677	1,568	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	866,055	48,219,611	46,563,086	—	—	2,522,580	2,522,580	321	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	5,811,837	115,870,903	121,682,740	—	—	—	—	288	—

Total	$25,177,192	$299,043,030	$296,355,665	$(950)	$(750)	$27,862,857		$7,491	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.